UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2009 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

FQ Tax-Managed Equity Fund - 1/31/2009

Security Description	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 11.7%
Apollo Group, Inc., Class A*	5,000		$407,300
Autonation, Inc.*	30,200	[2]	280,256
AutoZone, Inc.*	5,400	[2]	717,606
Childrens Place*	7,400		139,194
Chipotle Mexican Grill, Inc.*	3,800	[2]	181,488
Comcast Corp., Class A	44,600		653,390
Dick’s Sporting Goods, Inc.*	13,400		147,534
Gymboree Corp.*	9,400		230,300
H&R Block, Inc.	4,000		82,920
Jarden Corp.*	6,000		62,580
Johnson Controls, Inc.	14,400		180,144
Knology, Inc.*	21,000		98,700
Liberty Global, Inc.*	30,000		437,100
Liberty Media Corp.*	22,400		411,040
Marvel Entertainment, Inc.*	2,600		71,526
McDonald’s Corp.	4,600		266,892
Nike, Inc.	1,800		81,450
Polo Ralph Lauren Corp.	8,800		361,064
RCN Corp.*	41,000		150,880
Rent-A-Center, Inc.*	13,600		201,960
Time Warner Co., Inc.	75,800		707,214
WMS Industries, Inc.*	10,400		231,088
Total Consumer Discretionary			6,101,626
Consumer Staples - 10.0%
Altria Group, Inc.	4,800		79,392
Archer-Daniels-Midland Co.	24,200		662,596
BJ’s Wholesale Club, Inc.*	8,600		246,648
Bunge, Ltd.	9,000	[2]	386,460
Chattem, Inc.*	5,600	[2]	378,560
Chiquita Brands International, Inc.*	6,000		83,880
Church & Dwight Co., Inc.	9,000		479,070
Coca-Cola Co., The	5,700		243,504
CVS Caremark Corp.	6,800		182,784
Dean Foods Co.*	17,200		332,648
Dr Pepper Snapple Group, Inc.*	9,800		161,210
Kroger Co., The	32,200		724,500
Lorillard, Inc.	600		35,676
Pantry, Inc., The*	6,200		103,106
PepsiAmericas, Inc.	6,000		96,780
Procter & Gamble Co., The	10,500		572,250
Spartan Stores, Inc.	11,600		215,528
Wal-Mart Stores, Inc.	5,600		263,872
Total Consumer Staples			5,248,464
Energy - 11.5%
Anadarko Petroleum Corp.	16,200		595,188
Arch Coal, Inc.	8,800		133,672
Chevron Corp.	18,000		1,269,360
Comstock Resources, Inc.*	4,600		175,398
CVR Energy, Inc.*	25,000		127,750
Devon Energy Corp.	3,800		234,080
Diamond Offshore Drilling, Inc.	3,600	[2]	225,936

FQ Tax-Managed Equity Fund - 1/31/2009

Security Description	Shares		Value
Energy - 11.5% (continued)
Encore Acquisition Co.*	5,000		$135,900
Exxon Mobil Corp.	10,000		764,800
Hess Corp.	2,600		144,586
Noble Corp.	6,200		168,330
Occidental Petroleum Corp.	7,800		425,490
Oil States International, Inc.*	15,000		274,650
Peabody Energy Corp.	5,200	[2]	130,000
Schlumberger, Ltd.	9,200		375,452
Southwestern Energy Co.*	10,200		322,830
W&T Offshore, Inc.	6,600	[2]	82,962
Western Refining, Inc.	36,600	[2]	426,756
Total Energy			6,013,140
Financials - 14.3%
Aflac, Inc.	3,400		78,914
American Express Co.	6,200		103,726
Aon Corp.	18,000		666,900
Arch Capital Group, Ltd.*	4,600		276,690
BancFirst Corp.	3,600	[2]	128,232
Chubb Corp., The	11,200		476,896
CME Group, Inc.	600		104,346
CNA Surety Corp.*	4,400		72,820
CVB Financial Corp	16,000	[2]	143,840
EZCORP, Inc., Class A*	9,200		124,844
First Cash Financial Services, Inc.*	5,200		87,464
Forest City Enterprises, Inc., Class A	16,600		112,216
Hatteras Financial Corp.	11,800		291,696
International Bancshares Corp.	15,600		284,232
Investment Technology Group, Inc.*	8,400		182,112
JPMorgan Chase & Co.	14,700		374,997
Knight Capital Group, Inc., Class A*	13,400		241,602
Loews Corp.	4,000		97,600
Metlife, Inc.	5,200		149,396
Nelnet, Inc.	9,200		127,144
Northern Trust Corp.	11,800		678,736
NYSE Euronext	2,800	[2]	61,600
Odyssey Re Holdings Corp.	5,400		254,070
Platinum Underwriter Holdings, Ltd.	3,600		100,116
PNC Financial Services Group, Inc., The	1,400		45,528
Provident New York Bancorp	20,800		197,600
Prudential Financial, Inc.	5,600		144,200
Public Storage, Inc.	2,000		123,740
Republic Bancorp, Inc., Class A	5,800		104,400
Santander BanCorp	21,400		178,048
Southside Bancshares, Inc.	16,798		319,498
StanCorp Financial Group, Inc.	2,600		67,132
State Street Corp.	9,400		218,738
Sun Bancorp, Inc.*	20,400		115,464
TFS Financial Corp.	17,800		228,908
Torchmark Corp.	2,000		60,000
Travelers Companies, Inc., The	3,000		115,920
UnumProvident Corp.	5,000		70,800
Wells Fargo & Co.	13,600		257,040
Total Financials			7,467,205

FQ Tax-Managed Equity Fund - 1/31/2009

Security Description	Shares		Value
Health Care - 16.3%
Abbott Laboratories Co.	7,200		$399,168
Amgen, Inc.*	18,400		1,009,240
Boston Scientific Corp.*	20,400		180,948
Cephalon, Inc.*	4,800	[2]	370,464
Chemed Corp.	9,800		393,274
Cubist Pharmaceuticals, Inc.*	21,600		462,456
Eli Lilly & Co.	8,800		324,016
Facet Biotech Corp.*	13,840		84,147
Forest Laboratories, Inc.*	8,800		220,352
Gen-Probe, Inc.*	3,800		171,076
Haemonetics Corp.*	5,800		343,070
HealthSpring, Inc.*	4,000		69,680
Invacare Corp.	13,600		259,216
Johnson & Johnson	17,200		992,268
Kensey Nash Corp.*	13,400		276,978
King Pharmaceuticals, Inc.*	16,200		141,588
Lincare Holdings, Inc.*	16,200		389,610
Magellan Health Services, Inc.*	9,800		354,956
Maxygen, Inc.*	11,600		99,296
Omnicare, Inc.	9,000		251,640
Par Pharmaceutical Co., Inc.*	11,000		135,410
Pfizer, Inc.	12,400		180,792
PSS World Medical, Inc.*	13,400		212,792
ResMed, Inc.*	5,000		199,500
St. Jude Medical, Inc.*	9,000		327,330
Stryker Corp.	6,200		261,888
Universal Health Services, Inc., Class B	7,200		272,520
Valeant Pharmaceuticals International*	7,800	[2]	169,260
Total Health Care			8,552,935
Industrials - 11.4%
Alliant Techsystems, Inc.*	6,800		549,508
CSX Corp.	2,200		63,712
Dun & Bradstreet Corp., The	7,800		592,800
EMCOR Group, Inc.*	12,098		249,098
Encore Wire Corp.	28,400		468,884
ESCO Technologies, Inc.*	6,600		233,904
Esterline Technologies Corp.*	2,400		86,616
Fluor Corp.	2,800		108,920
Goodrich Corp.	2,000		77,320
KBR, Inc.	11,800		167,088
M&F Worldwide Corp.*	9,400		99,640
Parker Hannifin Corp.	15,300		584,613
Precision Castparts Corp.	3,200		207,840
Ryder System, Inc.	4,800		162,144
Shaw Group Inc., The*	11,400		316,920
SkyWest, Inc.	21,400		334,910
Transdigm Group, Inc.*	20,700		705,456
Tyco International, Ltd.	6,600		138,732
Union Pacific Corp.	12,200		534,238
United Technologies Corp.	2,000		95,980
Waste Services, Inc.*	11,600		58,812
Wesco International, Inc.*	5,600		103,152
Total Industrials			5,940,287

FQ Tax-Managed Equity Fund - 1/31/2009

Security Description	Shares		Value
Information Technology - 16.1%
Benchmark Electronics, Inc.*	35,600		$417,944
Cabot Microelectronics Corp.*	8,200		186,632
Coherent, Inc.*	8,000		144,720
CPI International, Inc.*	8,200		62,894
Digi International, Inc.*	14,800		112,480
Dolby Laboratories, Inc.*	8,200		209,592
eBay, Inc.*	6,200		74,524
EMC Corp.*	25,000		276,000
Fiserv, Inc.*	7,400		234,950
Google, Inc.*	1,200		406,236
Harris Stratex Networks, Inc.*	16,400		113,160
Hewlett-Packard Co.	16,400		569,900
Intel Corp.	37,400		482,460
International Business Machines Corp.	10,800		989,820
JDA Software Group, Inc.*	30,000		336,000
Lender Processing Services, Inc.	4,400		114,048
Microsoft Corp.	19,000		324,900
NCR Corp.*	39,000		489,450
Oracle Corp.*	18,000		302,940
Parametric Technology Corp.*	10,400		93,600
QLogic Corp.*	19,400		219,608
SAIC, Inc.*	37,400		738,276
Silicon Laboratories, Inc.*	8,200		188,846
Sohu.com, Inc.*	4,200		166,110
Sybase, Inc.*	3,000		81,930
Synopsys, Inc.*	13,200		244,200
Tekelec*	4,200		52,164
TIBCO Software, Inc.*	20,600		110,210
Tyler Technologies, Inc.*	18,400		231,656
VeriSign, Inc.*	4,400		84,964
Visa, Inc., Class A	1,600		78,960
VMware, Inc. Class A*	6,400	[2]	132,480
Western Union Co., The*	9,600		131,136
Total Information Technology			8,402,790
Materials - 2.9%
Cliffs Natural Resources, Inc.	4,800		111,216
Crown Holdings, Inc.*	4,400		82,500
FMC Corp.	7,200		321,264
Martin Marietta Materials, Inc.	800	[2]	64,416
Monsanto Co.	5,000		380,300
Praxair, Inc.	7,000		435,820
U.S. Steel Corp.	3,200		96,096
Total Materials			1,491,612
Telecommunication Services - 1.7%
AT&T, Inc.	6,800		167,416
MetroPCS Communications, Inc.*	5,000		67,950
Syniverse Holdings, Inc.*	12,000		162,720
Telephone & Data Systems, Inc.	16,400		500,364
Total Telecommunication Services			898,450
Utilities - 2.8%
AES Corp., The*	25,400		200,914
El Paso Electric Co.*	6,200		102,548

FQ Tax-Managed Equity Fund - 1/31/2009

Security Description	Shares	Value
Utilities - 2.8% (continued)
FPL Group, Inc.	4,800	$247,440
Mirant Corp.*	30,200	518,534
Southern Co., The	7,000	234,150
UGI Corp.	6,400	162,368
Total Utilities		1,465,954
Total Common Stocks (cost $55,089,064)		51,582,463
Other Investment Companies - 7.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	2,648,176	2,648,176
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,520	42,469
BNY Institutional Cash Reserves Fund, Series C*[3,5]	191,326	191,326
Dreyfus Cash Management Fund, Institutional Class Shares, 1.28%[12]	939,464	939,464
Total Other Investment Companies (cost $4,099,486)		3,821,435
Total Investments - 106.0% (cost $59,188,550)		55,403,898
Other Assets, less Liabilities - (6.0)%		(3,120,831)
Net Assets - 100.0%		$52,283,067

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Common Stocks - 100.8%
Consumer Discretionary - 9.3%
Amazon.com, Inc.*	1,600		$94,112
Big Lots, Inc.*	4,200		56,490
Cablevision Systems Corp.	11,000		176,330
Callaway Golf Co.	3,000		22,830
Children’s Place Retail Stores, Inc., The*	1,200		22,572
Comcast Corp., Class A	23,400		342,810
Dick’s Sporting Goods, Inc.*	10,400		114,504
DIRECTV Group, Inc., The*	3,000		65,700
Exide Technologies, Inc.*	10,200		37,026
Family Dollar Stores, Inc.	7,600		211,052
Gap, Inc., The	19,300		217,704
Genuine Parts Co.	5,200		166,504
Gymboree Corp.*	1,200		29,400
H&R Block, Inc.	9,000		186,570
Home Depot, Inc., The	9,400		202,382
JAKKS Pacific, Inc.*	1,400		25,676
Jarden Corp.*	2,400		25,032
Jo-Ann Stores, Inc.*	3,800		48,526
Johnson Controls, Inc.	3,200		40,032
Landry’s Restaurants, Inc.	2,200	[2]	14,212
Lowe’s Companies, Inc.	8,000		146,160
Matthews International Corp.	800		31,152
McDonald’s Corp.	8,200		475,764
News Corp., Inc., Class A	12,800		81,792
Nike, Inc.	1,800		81,450
Polaris Industries, Inc.	1,000	[2]	21,270
Polo Ralph Lauren Corp.	4,200		172,326
Rent-A-Center, Inc.*	8,800		130,680
Ross Stores, Inc.	7,800		229,476
Sinclair Broadcast Group, Inc.	7,600		14,060
Steiner Leisure, Ltd.*	1,000		24,930
Stewart Enterprises, Inc.	17,000		58,140
Target Corp.	4,400		137,280
Time Warner Co., Inc.	31,800		296,694
TJX Cos., Inc., The	2,200		42,724
UniFirst Corp.	1,000		26,240
Walt Disney Co., The	15,600		322,608
Warnaco Group, Inc., The*	1,600		36,224
Yum! Brands, Inc.	2,600		74,412
Total Consumer Discretionary			4,502,846
Consumer Staples - 11.4%
Altria Group, Inc.	12,000		198,480
Andersons, Inc., The	2,200		36,058
Archer-Daniels-Midland Co.	10,000		273,800
Avon Products, Inc.	2,200		44,990
Bunge, Ltd.	4,600	[2]	197,524
Campbell Soup Co.	1,000		30,370
Casey’s General Stores, Inc.	2,600		55,250
Chattem, Inc.*	2,400	[2]	162,240
Church & Dwight Co., Inc.	4,200		223,566
Coca-Cola Co., The	13,000		555,360

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Consumer Staples - 11.4% (continued)
Colgate-Palmolive Co.	2,800		$182,112
Costco Wholesale Corp.	2,400		108,072
CVS Caremark Corp.	11,800		317,184
Darling International, Inc.*	9,000		41,310
General Mills, Inc.	1,800		106,470
H.J. Heinz Co.	1,600		58,400
Kellogg Co.	1,400		61,166
Kimberly-Clark Corp.	2,200		113,234
Kraft Foods, Inc.	8,200		230,010
Kroger Co., The	10,000		225,000
Nash Finch Co.	1,200		51,636
Pantry, Inc., The*	1,400		23,282
PepsiCo, Inc.	3,700		185,851
Philip Morris International, Inc.	9,000		334,350
Procter & Gamble Co., The	16,800		915,600
Reynolds American, Inc.	800		30,544
Spartan Stores, Inc.	1,200		22,296
SUPERVALU, Inc.	1,000		17,540
Sysco Corp.	3,200		71,328
Walgreen Co.	1,600		43,856
Wal-Mart Stores, Inc.	12,400		584,288
Total Consumer Staples			5,501,167
Energy - 13.9%
Anadarko Petroleum Corp.	7,200		264,528
Apache Corp.	1,800		135,000
Chevron Corp.	11,400		803,928
Clayton Williams Energy, Inc.*	1,016		40,437
ConocoPhillips Co.	11,200		532,336
CVR Energy, Inc.*	6,200		31,682
Devon Energy Corp.	4,200		258,720
Diamond Offshore Drilling, Inc.	3,000		188,280
Encore Acquisition Co.*	1,600		43,488
EOG Resources, Inc.	1,200		81,324
Exxon Mobil Corp.	27,000		2,064,960
Hess Corp.	1,400		77,854
Knightsbridge Tankers, Ltd.	3,600		54,360
Marathon Oil Corp.	3,800		103,474
Massey Energy Co.	9,600		145,728
McMoRan Exploration Co.*	3,400		22,746
Murphy Oil Corp.	5,400		238,572
Noble Corp.	8,600		233,490
Occidental Petroleum Corp.	4,400		240,020
Oil States International, Inc.*	1,800		32,958
Peabody Energy Corp.	9,200	[2]	230,000
Rosetta Resources, Inc.*	7,000		42,490
Schlumberger, Ltd.	6,600		269,346
Southwestern Energy Co.*	6,800		215,220
Superior Energy Services, Inc.*	9,600		149,568
W&T Offshore, Inc.	9,800		123,186
Western Refining, Inc.	3,200	[2]	37,312
Williams Co., Inc.	3,200		45,280
Total Energy			6,706,287

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Financials - 12.5%
Aflac, Inc.	2,600		$60,346
Allstate Corp., The	3,000		65,010
American Express Co.	5,600		93,688
American Financial Group, Inc.	7,100		120,558
Amerisafe, Inc.*	1,200		22,476
Anworth Mortgage Asset Corp.	8,800		54,560
Aon Corp.	6,800		251,940
Arch Capital Group, Ltd.*	2,600		156,390
Bank of America Corp.	35,400		232,932
Bank of New York Mellon Corp.	6,400		164,736
Bank of the Ozarks, Inc.	1,000	[2]	22,690
Capitol Federal Financial	1,600		66,240
Capstead Mortgage Corp.	2,800		29,876
Cash America International, Inc.	2,000		36,560
Charles Schwab Corp., The	5,200		70,668
Chubb Corp., The	6,000		255,480
Cincinnati Financial Corp.	6,600		144,738
Citigroup, Inc.	30,400		107,920
CME Group, Inc.	200		34,782
Community Bank System, Inc.	2,400		43,080
Crawford & Co., Class B*	1,800		16,146
CVB Financial Corp.	5,200	[2]	46,748
Discover Financial Services	19,800		141,570
EZCORP, Inc., Class A*	1,600		21,712
FPIC Insurance Group, Inc.*	600		23,358
Franklin Resources, Inc.	800		38,736
Goldman Sachs Group, Inc.	2,400		193,752
Harleysville Group, Inc.	800		22,752
Host Hotels & Resorts, Inc.	23,800		128,044
Hudson City Bancorp, Inc.	16,400		190,240
Interactive Brokers Group, Inc., Class A*	8,600		131,322
JPMorgan Chase & Co.	20,600		525,506
Knight Capital Group, Inc., Class A*	10,800		194,724
Loews Corp.	7,300		178,120
M&T Bank Corp.	200	[2]	7,782
Metlife, Inc.	2,800		80,444
MFA Financial, Inc.	5,800		33,234
NBT Bancorp, Inc.	2,000	[2]	45,680
Nelnet, Inc.	2,000		27,640
New York Community Bancorp, Inc.	1,800		23,850
Northern Trust Corp.	1,200		69,024
PNC Financial Services Group, Inc., The	2,200		71,544
Prudential Financial, Inc.	2,400		61,800
PS Business Parks, Inc.	600		25,740
Public Storage, Inc.	3,600		222,732
Republic Bancorp, Inc., Class A	2,000		36,000
S&T Bancorp, Inc.	800	[2]	20,344
Safety Insurance Group, Inc.	800		28,016
StanCorp Financial Group, Inc.	3,800		98,116
State Street Corp.	6,200		144,274
SWS Group, Inc.	1,600		23,440
thinkorswim Group, Inc.*	4,800		36,096

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Financials - 12.5% (continued)
Tompkins Financial Corp.	400		$20,060
Travelers Companies, Inc., The	3,400		131,376
U.S. Bancorp	9,600		142,464
UMB Financial Corp.	3,600		139,464
UnumProvident Corp.	13,000		184,080
Wells Fargo & Co.	23,600		446,040
Total Financials			6,006,640
Health Care - 15.7%
Abbott Laboratories Co.	8,600		476,784
American Medical Systems Holdings, Inc.*	3,400		36,380
Amgen, Inc.*	8,700		477,195
AmSurg Corp.*	1,400		27,426
Baxter International, Inc.	3,500		205,275
Becton, Dickinson & Co.	1,200		87,204
Biogen Idec, Inc.*	1,600		77,840
Boston Scientific Corp.*	8,200		72,734
Bristol-Myers Squibb Co.	10,800		231,228
Celgene Corp.*	2,400		127,080
Cephalon, Inc.*	2,400	[2]	185,232
Chemed Corp.	800		32,104
CONMED Corp.*	2,200	[2]	34,430
Covidien, Ltd.	2,800		107,352
Cubist Pharmaceuticals, Inc.*	7,200		154,152
Eli Lilly & Co.	5,600		206,192
Emergency Medical Services Corp., Class A*	3,600	[2]	120,672
Emergent BioSolutions, Inc.*	1,000		21,930
Express Scripts, Inc.*	4,200		225,792
Facet Biotech Corp.*	3,760		22,861
Genentech, Inc.*	700		56,868
Gentiva Health Services, Inc.*	1,000		25,280
Gilead Sciences, Inc.*	5,000		253,850
HealthSouth Corp.*	3,200		31,808
HealthSpring, Inc.*	3,000		52,260
Hill-Rom Holdings, Inc.	2,000	[2]	28,160
Integra LifeSciences Holdings Corp.*	800		22,192
Invacare Corp.	2,000		38,120
Johnson & Johnson	15,600		899,964
LHC Group, Inc.*	800		21,288
Lifepoint Hospitals, Inc.*	3,000		67,620
McKesson Corp.	1,400		61,880
Medco Health Solutions, Inc.*	2,400		107,832
Medtronic, Inc.	6,200		207,638
Merck & Co., Inc.	7,000		199,850
Meridian Bioscience, Inc.	1,200		25,512
Noven Pharmaceuticals, Inc.*	2,600		25,818
Omnicare, Inc.	6,600		184,536
OSI Pharmaceuticals, Inc.*	3,000		106,800
Owens & Minor, Inc.	5,700		226,689
Pain Therapeutics, Inc.*	4,600		30,544
Par Pharmaceutical Co., Inc.*	2,200		27,082
PDL BioPharma, Inc*	9,600		61,632
Pfizer, Inc.	37,800		551,124

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Health Care - 15.7% (continued)
Pharmerica Corp.*	2,000		$32,880
PSS World Medical, Inc.*	1,800		28,584
RehabCare Group, Inc.*	1,800		25,110
Schering-Plough Corp.	9,000		158,040
St. Jude Medical, Inc.*	1,800		65,466
Steris Corp.	5,600		148,960
Stryker Corp.	1,600		67,584
Thermo Fisher Scientific, Inc.*	2,200		79,046
Universal Health Services, Inc., Class B	5,800		219,530
Valeant Pharmaceuticals International*	5,100		110,670
Varian Medical Systems, Inc.*	600		22,278
Viropharma, Inc.*	2,600		31,200
Wyeth	7,400		317,978
Zoll Medical Corp.*	1,600		25,616
Total Health Care			7,577,152
Industrials - 11.5%
3M Co.	3,800		204,402
AAON, Inc.	1,400		25,368
Acuity Brands, Inc.	5,200		139,724
AO Smith Corp.	1,000		27,480
Boeing Co., The	3,900		165,009
Burlington Northern Santa Fe Corp.	1,400		92,750
Caterpillar, Inc.	3,400		104,890
Chart Industries, Inc.*	3,000		25,380
CSX Corp.	6,400		185,344
Dover Corp.	6,800		192,304
Emerson Electric Co.	3,700		120,990
EnPro Industries, Inc.*	2,400		43,920
ESCO Technologies, Inc.*	800		28,352
Esterline Technologies Corp.*	1,400		50,526
FedEx Corp.	1,600		81,504
Fluor Corp.	5,400		210,060
Gardner Denver, Inc.*	6,600		143,682
General Dynamics Corp.	4,200		238,266
General Electric Co.	48,400		587,092
Gibraltar Industries, Inc.	4,000		40,920
Goodrich Corp.	4,600		177,836
Gorman-Rupp Co., The	800		20,480
HEICO Corp.	1,400	[2]	55,342
Honeywell International, Inc.	4,000		131,240
John Bean Technologies Corp.	3,000		29,100
KBR, Inc.	11,000		155,760
L-3 Communications Holdings, Inc.	600		47,412
LB Foster Co., Class A*	800		21,112
Lockheed Martin Corp.	3,000		246,120
Marten Transport, Ltd.*	1,400		24,724
Norfolk Southern Corp.	2,200		84,392
Northrop Grumman Corp.	6,000		288,720
On Assignment, Inc.*	9,800		45,374
Raytheon Co.	1,800		91,116
Regal-Beloit Corp.	4,400		149,424
Robbins & Myers, Inc.	1,600		27,664

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Industrials - 11.5% (continued)
Ryder System, Inc.	5,600		$189,168
Shaw Group Inc., The*	7,400		205,720
SkyWest, Inc.	1,800		28,170
Thermadyne Holdings Corp.*	800		2,800
Transdigm Group, Inc.*	4,000		136,320
Trex Co., Inc.*	1,600		23,664
Tyco International, Ltd.	2,600		54,652
Union Pacific Corp.	2,800		122,612
United Parcel Service, Inc., Class B	3,800		161,462
United Technologies Corp.	5,400		259,146
Wesco International, Inc.*	1,400		25,788
Total Industrials			5,513,281
Information Technology - 16.3%
Accenture, Ltd.	6,800		214,608
Acxiom Corp.	4,000		38,040
ADTRAN, Inc.	2,200		33,330
Affiliated Computer Services, Inc.*	5,200		238,472
Amkor Technology, Inc.*	600		1,392
Apple, Inc.*	4,800		432,624
Applied Materials, Inc.	7,400		69,338
Automatic Data Processing, Inc.	2,800		101,724
Benchmark Electronics, Inc.*	2,400		28,176
Black Box Corp.	1,000		21,830
Cisco Systems, Inc.*	33,000		494,010
Cogent, Inc.*	2,400		27,936
Coherent, Inc.*	1,200		21,708
Corning, Inc.	8,800		88,968
CSG Systems International, Inc.*	1,800		26,100
Dell, Inc.*	10,000		95,000
Dolby Laboratories, Inc.*	6,800		173,808
EarthLink, Inc.*	8,200		61,746
EMC Corp.*	11,400		125,856
Fidelity National Information Services, Inc.	10,600		168,646
Fiserv, Inc.*	800		25,400
Gartner, Inc.*	9,200		130,272
Google, Inc.*	1,200		406,236
Hewlett-Packard Co.	17,400		604,650
Integrated Device Technology, Inc.*	800		4,592
Intel Corp.	32,000		412,800
International Business Machines Corp.	9,200		843,180
IXYS Corp.	1,800		12,330
JDA Software Group, Inc.*	4,200		47,040
MasterCard, Inc.	400	[2]	54,312
Methode Electronics, Inc.	4,000		18,480
Microchip Technology, Inc.	1,000	[2]	18,970
Microsoft Corp.	44,800		766,080
Multi-Fineline Electronix, Inc.*	1,600		29,648
NCR Corp.*	12,000		150,600
Oracle Corp.*	21,800		366,894
QUALCOMM, Inc.	9,000		310,950
Silicon Image, Inc.*	6,600		24,222
Skyworks Solutions, Inc.*	10,200		44,064

FQ US Equity Fund - 1/31/2009

Security Description	Shares		Value
Information Technology - 16.3% (continued)
Sohu.com, Inc.*	3,600		$142,380
Sybase, Inc.*	7,300		199,363
Symantec Corp.*	4,600		70,518
Tekelec*	4,400		54,648
TeleCommunication Systems, Inc.*	3,400		24,344
TeleTech Holdings, Inc.*	3,200		25,888
Texas Instruments, Inc.	7,400		110,630
TIBCO Software, Inc.*	6,400		34,240
Tyco Electronics, Ltd.	2,600		36,816
Tyler Technologies, Inc.*	2,600		32,734
VeriSign, Inc.*	1,000		19,310
Visa, Inc., Class A	2,400		118,440
VMware, Inc. Class A*	7,000	[2]	144,900
Websense, Inc.*	1,800		20,160
Western Union Co., The*	4,000		54,640
Wind River Systems, Inc.*	3,400		27,098
Total Information Technology			7,850,141
Materials - 2.9%
A. Schulman, Inc.	1,600		24,240
Air Products & Chemicals, Inc.	1,000		50,300
AK Steel Holding Corp.	5,800		46,806
Cliffs Natural Resources, Inc.	7,600		176,092
Compass Minerals International, Inc.	3,400		204,578
Dow Chemical Co.	5,200		60,268
E.I. du Pont de Nemours & Company	5,000		114,800
FMC Corp.	4,400		196,328
Innophos Holdings, Inc.	2,800		42,364
Monsanto Co.	3,000		228,180
Mosaic Co., The,	800		28,536
Praxair, Inc.	1,600		99,616
U.S. Steel Corp.	4,800		144,144
Total Materials			1,416,252
Telecommunication Services - 3.3%
AT&T, Inc.	29,600		728,752
Embarq Corp.	6,800		242,896
MetroPCS Communications, Inc.*	1,200		16,308
Premiere Global Services, Inc.*	3,400		32,946
Syniverse Holdings, Inc.*	5,200		70,512
Telephone & Data Systems, Inc.	400		12,204
Verizon Communications, Inc.	15,800		471,946
Total Telecommunication Services			1,575,564
Utilities - 4.0%
American Electric Power Co., Inc.	2,200		68,970
DTE Energy Co.	7,000		241,500
Duke Energy Corp.	7,000		106,050
Entergy Corp.	1,000		76,360
Exelon Corp.	2,000		108,440
FirstEnergy Corp.	4,800		239,952
FPL Group, Inc.	2,200		113,410
NSTAR	600		20,292
PG&E Corp.	2,000		77,340
Pinnacle West Capital Corp.	6,400		214,208

FQ US Equity Fund - 1/31/2009

Security Description	Shares	Value
Utilities - 4.0% (continued)
Progress Energy, Inc.	1,400	$54,208
Public Service Enterprise Group, Inc.	2,800	88,396
Sempra Energy	1,200	52,608
Southern Co., The	7,200	240,840
UGI Corp.	7,800	197,886
UIL Holdings Corp.	1,000	26,430
Total Utilities		1,926,890
Total Common Stocks (cost $62,567,908)		48,576,220
Other Investment Companies - 2.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	866,057	866,057
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100	26,646
BNY Institutional Cash Reserves Fund, Series C*[3,5]	116,377	116,377
Total Other Investment Companies (cost $1,183,534)		1,009,080
Total Investments - 102.9% (cost $63,751,442)		49,585,300
Other Assets, less Liabilities - (2.9)%		(1,379,921)
Net Assets - 100.0%		$48,205,379

Managers AMG FQ Global Alternatives Fund

January 31, 2009

Statement of Net Assets (unaudited)	Principal Amount	Value
Assets:
Investments in Securities - 103.1%
U.S. Government Obligations- 10.3%
U.S. Treasury Bills, 0.140%, 04/23/09 [1,4]	$11,735,000	$11,729,989
U.S. Treasury Bills, 0.340%, 05/14/09 [1,4]	3,930,000	3,927,253
U.S. Treasury Bills, 0.345%, 07/30/09 [1,4]	3,075,000	3,069,662

Total U.S. Government Obligations (cost $18,694,172)		18,726,904

	Shares
Exchange Traded Fund- 19.3%
S&P 500 SPDR Trust Series I (cost $41,469,942)	420,610	$34,839,126
Short-Term Investments- 73.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 1.28%[12]	40,379,751	40,379,751
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 1.23%[12]	92,505,619	92,505,619

Total Short-Term Investments (cost $132,885,370)		132,885,370

Total Investments in Securities (cost $193,049,484)		186,451,400
Cash held as collateral[8]		2,250,000
Receivable for Fund shares sold		5,006,098
Interest and other receivables		165,305
Receivable for variation margin on futures contracts		1,534,389
Unrealized gains on forward foreign currency contracts		4,674,921
Prepaid expenses		24,089

Total assets		200,106,202

Liabilities:
Payable to custodian		135,218
Payable for foreign currency contracts		226,575
Payable for Fund shares repurchased		12,972,817
Unrealized losses on forward foreign currency contracts		4,339,836
Payable for variation margin on futures contracts		1,259,255
Accrued expenses:
Investment advisory and management fees		207,682
Administrative fees		39,156
Distribution fees		50,258
Professional fees		14,208
Other		24,163

Total liabilities		19,269,168

Net Assets		$180,837,034

Net Assets Represent:
Paid-in capital		$193,899,092
Undistributed net investment income		(6,269,445)
Accumulated net realized gain from investments, futures and foreign currency contracts		1,685,974
Net unrealized depreciation of investments, futures and foreign currency contracts		(8,478,587)

Net Assets		$180,837,034

Class A Shares - Net Assets		$161,989,847
Shares outstanding		16,626,257
Net asset value and redemption price per share		$9.74
Offering price per share based on a maximum sales charge of 5.75%(Net asset value per share/(100% - maximum sales charge))		$10.34
Class C Shares - Net Assets		$18,847,187
Shares outstanding		1,960,971
Net asset value and redemption price per share		$9.61

Managers Fremont Global Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 64.2%
Consumer Discretionary - 4.9%
Amazon.com, Inc. *	600		$35,293
Apollo Group, Inc., Class A *	200		16,292
Bidz.com, Inc.	400		1,256
Big Lots, Inc. *	2,400		32,280
Cablevision Systems Corp.	5,200		83,356
Callaway Golf Co.	1,200		9,132
Carnival Corp. (Panama)	1,000		18,190
Children’s Place Retail Stores, Inc., The *	600		11,286
Comcast Corp., Class A	10,000		146,500
Denso Corp. (Japan)	6,300		114,147
Dick’s Sporting Goods, Inc. *	6,000		66,060
DIRECTV Group, Inc., The *	1,200		26,280
Dollar Tree, Inc. *	200		8,542
Exide Technologies, Inc. *	3,200		11,616
Family Dollar Stores, Inc.	3,400		94,418
Gap, Inc., The	8,400		94,752
Genuine Parts Co.	2,200		70,444
Gymboree Corp. *	400		9,800
H&R Block, Inc.	4,000		82,920
Haverty Furniture Co., Inc.	600	[2]	4,812
Hennes & Mauritz AB (Sweden)	1,530		59,039
Home Depot, Inc., The	4,000		86,120
Honda Motor Co., Ltd. (Japan)	7,700		176,961
Inditex SA (Spain)	2,481		94,422
JAKKS Pacific, Inc. *	600		11,004
Jarden Corp. *	1,000		10,430
Jo-Ann Stores, Inc. *	1,400		17,878
Johnson Controls, Inc.	1,400		17,514
Kohl’s Corp. *	400		14,684
Lagardere (France)	3,500		133,143
Landry’s Restaurants, Inc.	800		5,168
Lowe’s Companies, Inc.	3,400		62,118
Matthews International Corp.	400		15,576
McDonald’s Corp.	3,400		197,268
Monro Muffler Brake, Inc.	200		4,854
News Corp., Inc., Class A	5,200		33,228
Nike, Inc.	800		36,200
Nissan Motor Co., Ltd. (Japan)	42,300		127,432
Polaris Industries, Inc.	400		8,508
Polo Ralph Lauren Corp.	1,800		73,854
Pre-Paid Legal Services, Inc.	200		6,724
Rakuten, Inc. (Japan)*	137		80,767
Renault SA (France)	6,200		119,453
Rent-A-Center, Inc. *	2,600		38,610
Ross Stores, Inc.	3,400		100,028
Sharp Corp. (Japan)	25,000		185,611
Sinclair Broadcast Group, Inc.	3,200		5,920
Steiner Leisure, Ltd. (Bermuda)*	400		9,972
Stewart Enterprises, Inc.	7,600		25,992
Stoneridge, Inc. *	3,800		7,448
Target Corp.	1,800		56,160
The Finish Line, Inc., Class A	2,000		9,500
Time Warner Co., Inc.	12,800		119,424
TJX Co., Inc., The	1,000		19,420
UniFirst Corp.	800		20,992
Viacom, Inc., Class B *	1,200		17,700
Vivendi Universal SA (France)	4,446		114,531
Walt Disney Co., The	6,800		140,624
Warnaco Group, Inc., The *	600		13,584
Yum! Brands, Inc.	1,000		28,620
Total Consumer Discretionary			3,243,857

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Staples - 6.7%
Altria Group, Inc.	5,200		$86,007
Andersons, Inc., The	800		13,112
Archer Daniels Midland Co.	4,200	[2]	114,996
Associated British Foods PLC (United Kingdom)	10,700		102,398
Avon Products, Inc.	1,000		20,450
Barry Callebaut AG (Switzerland)*	41		18,345
Beiersdorf AG (Germany)	1,695		82,966
British American Tobacco PLC (United Kingdom)	6,079		166,684
Bunge, Ltd.	2,000		85,880
Cal-Maine Foods, Inc.	400		10,832
Campbell Soup Co.	400		12,148
Casey’s General Stores, Inc.	1,200		25,500
Chattem, Inc. *	1,000	[2]	67,600
Church & Dwight Co., Inc.	1,800		95,814
Coca-Cola Co., The	5,600		239,232
Colgate-Palmolive Co.	1,200		78,048
Costco Wholesale Corp.	1,000		45,030
CVS Caremark Corp.	5,000		134,400
Darling International, Inc. *	4,000		18,360
Delhaize Group (Belgium)	2,000		128,521
General Mills, Inc.	800		47,320
H.J. Heinz Co.	600		21,900
Imperial Tobacco Group PLC (United Kingdom)	6,193		169,344
J Sainsbury PLC (United Kingdom)	26,797		128,618
Kellogg Co.	600		26,214
Kimberly-Clark Corp.	1,000		51,470
Koninklijke Ahold, N.V. (Netherlands)	38,162		457,583
Kraft Foods, Inc.	3,600		100,980
Kroger Co., The	4,600		103,500
Metro AG (Germany)	4,288		155,458
Nash Finch Co.	400		17,212
Nestle SA, Registered (Switzerland)	3,912		135,196
Nu Skin Enterprises, Inc., Class A	1,200		11,388
Pantry, Inc., The *	600		9,978
PepsiCo, Inc.	3,200		160,736
Philip Morris International, Inc.	5,200		193,180
Procter & Gamble Co., The	7,400		403,300
Reckitt Benckiser Group PLC (United Kingdom)	1,762		67,859
Reynolds American, Inc.	400		15,272
Spartan Stores, Inc.	600		11,148
SUPERVALU, Inc.	400		7,016
Swedish Match AB (Sweden)	4,161		56,135
Sysco Corp.	1,400		31,206
Unicharm Corp. (Japan)	1,800		124,021
Unilever, N.V. (Netherlands)	2,400		52,904
Walgreens Co.	800		21,928
Wal-Mart Stores, Inc.	5,400		254,448
William Morrison Supermarkets, PLC (United Kingdom)*	31,725		123,922
Total Consumer Staples			4,505,559
Energy - 9.5%
Anadarko Petroleum Corp.	3,000		110,220
Apache Corp.	800		60,000
BP PLC (United Kingdom)	46,338		328,168
Canadian Natural Resources, Ltd. (Canada)	4,200		150,327
Chevron Corp.	5,000		352,600
China Petroleum and Chemical Corp., Class H (China)	334,000		180,055
Clayton Williams Energy, Inc. *	339		13,492
Cleveland Cliffs, Inc.	3,400		78,778
ConocoPhillips Co.	4,600		218,638
Delek US Holdings, Inc.	1,200		8,340
Devon Energy Corp.	2,000		123,200
Diamond Offshore Drilling, Inc.	1,200		75,312
EnCana Corp. (Canada)	2,200		97,903
Encore Acquisition Co. *	600		16,308
Eni S.p.A. (Italy)	12,600		266,505
EOG Resources, Inc.	600		40,662

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 9.5% (continued)
Exxon Mobil Corp.	12,800		$978,944
Gran Tierra Energy, Inc. (Canada)	4,000		11,320
Hess Corp.	600		33,366
Knightsbridge Tankers, Ltd. (Bermuda)	1,600		24,160
LUKOIL Holdings, ADR (Russia)	5,650	[2]	189,558
Marathon Oil Corp.	1,600		43,568
Massey Energy Co.	4,200		63,756
McMoRan Exploration Co. *	1,400		9,366
Murphy Oil Corp.	2,400		106,032
Noble Corp.	3,600		97,740
Occidental Petroleum Corp.	2,000		109,100
Oil States International, Inc. *	600		10,986
Panhandle Oil and Gas, Inc.	200		4,050
Peabody Energy Corp.	4,000		100,000
Petro-Canada (Canada)	12,300		266,713
Petroleo Brasileiro, S.A., ADR (Brazil)	8,000		209,600
Rosetta Resources, Inc. *	3,000		18,210
Royal Dutch Shell PLC, Class A (Netherlands)	11,843		295,179
Royal Dutch Shell PLC, Class A (United Kingdom)	20,400		502,672
Schlumberger, Ltd.	2,800		114,268
Southwestern Energy Co. *	3,000		94,950
Spectra Energy Corp.	1,400		20,314
StatoilHydro ASA (Norway)	12,050		207,616
Superior Energy Services, Inc. *	4,000		62,320
Swift Energy Co.	600		9,192
Total SA (France)	10,545		525,502
Valero Energy Corp.	600		14,472
W&T Offshore, Inc.	3,200		40,224
Western Refining, Inc.	1,400	[2]	16,324
Williams Co., Inc.	1,400		19,810
Total Energy			6,319,820
Financials - 9.9%
Aflac, Inc.	1,000		23,210
Allianz SE (Germany)	5,759		482,858
Allstate Corp., The	1,200		26,004
American Express Co.	2,000		33,460
American Financial Group, Inc.	3,200		54,336
Amerisafe, Inc. *	600		11,238
Anworth Mortgage Asset Corp.	3,800		23,560
Aon Corp.	3,000		111,150
Arch Capital Group, Ltd. (Bermuda)*	1,200		72,180
Australia and New Zealand Banking Group, Ltd. (Australia)	9,100		75,515
Aviva PLC (United Kingdom)	28,481		128,667
Banca Intesa S.p.A. (Italy)	38,300		120,704
Bank of America Corp.	16,459		108,300
Bank of New York Mellon Corp.	2,800		72,072
Bank of the Ozarks, Inc.	400		9,076
Barclays PLC (United Kingdom)	72,100		106,073
BB&T Corp.	1,200	[2]	23,748
BNP Paribas SA (France)	4,749		181,297
Capitol Federal Financial	600		24,840
Capstead Mortgage Corp.	1,200		12,804
Cash America International, Inc.	800		14,624
Charles Schwab Corp., The	2,200		29,898
Chubb Corp., The	2,400		102,192
Cincinnati Financial Corp.	2,800		61,404
Citigroup, Inc.	13,400		47,570
Community Bank System, Inc.	1,000		17,950
Crawford & Co., Class B	800		7,176
Credit Agricole SA (France)	23,190		280,720
Credit Suisse Group AG (Switzerland)	9,400		239,902
CVB Financial Corp.	2,200	[2]	19,778
Deutsche Bank AG (Germany)	10,100		263,164
Dime Community Bancshares, Inc.	800		8,040
Discover Financial Services	8,800		62,920
EZCORP, Inc., Class A *	800		10,856

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 9.9% (continued)
First Cash Financial Services, Inc. *	400		$6,728
First Financial Holdings, Inc.	400		6,056
First Niagara Financial Group, Inc.	3,200		41,792
Flushing Financial Corp.	400		3,168
FPIC Insurance Group, Inc. *	200		7,786
Goldman Sachs Group, Inc.	800		64,584
Harleysville Group, Inc.	200		5,688
Host Hotels & Resorts, Inc.	10,200		54,876
HSBC Holdings PLC (United Kingdom)	16,800		130,347
Hudson City Bancorp, Inc.	7,000		81,200
ING Groep, N.V. (Netherlands)	22,400		184,868
Interactive Brokers Group, Inc., Class A *	4,000		61,080
International Bancshares Corp.	1,600		29,152
JPMorgan Chase & Co.	9,200		234,692
Julius Baer Holding, Ltd. (Switzerland)	2,321		68,830
KB Financial Group, Inc., ADR (South Korea)*	4,000	[2]	103,440
Knight Capital Group, Inc., Class A *	4,400		79,332
Lakeland Bancorp, Inc.	200		1,562
Life Partners Holdings, Inc.	200	[2]	7,600
Lloyds TSB Group PLC (United Kingdom)	107,196		139,644
Loews Corp.	3,400		82,960
MainSource Financial Group, Inc.	400		3,908
Marsh & McLennan Co., Inc.	1,200		23,196
MFA Financial, Inc.	2,000		11,460
Mitsui Fudosan Co., Ltd. (Japan)	2,000		25,793
Mizuho Financial Group, Inc. (Japan)	49,300		122,031
Muenchener Rueckversicherungs AG (Germany)	3,513		464,393
NBT Bancorp, Inc.	800	[2]	18,272
Nelnet, Inc.	800		11,056
New York Community Bancorp, Inc.	800		10,600
Nomura Holdings, Inc. (Japan)	17,100		110,755
Northern Trust Corp.	400		23,008
OceanFirst Financial Corp., Inc.	200		2,564
Old Second Bancorp, Inc.	400	[2]	3,576
PNC Financial Services Group, Inc., The	1,000		32,520
Provident New York Bancorp, Inc.	800		7,600
Prudential Financial, Inc.	600		15,450
PS Business Parks, Inc.	200		8,580
Public Storage, Inc.	1,600		98,992
Republic Bancorp, Inc., Class A	800		14,400
S&T Bancorp, Inc.	400	[2]	10,172
Safety Insurance Group, Inc.	200		7,004
Simmons First National Corp., Class A	200		4,928
Societe Generale (France)	5,787		241,969
Southside Bancshares, Inc.	200		3,804
StanCorp Financial Group, Inc.	1,400		36,148
Standard Chartered PLC (United Kingdom)	10,074		127,292
State Bancorp, Inc.	200	[2]	1,200
State Street Corp.	2,600		60,502
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400		134,747
Sun Bancorp, Inc. *	400		2,264
SWS Group, Inc.	600		8,790
thinkorswim Group, Inc.	2,000		15,040
Tompkins Financial Corp.	200		10,030
Travelers Companies, Inc., The	1,400		54,096
U.S. Bancorp	4,200		62,328
UBS AG (Switzerland)*	19,783		248,085
UMB Financial Corp.	1,000		38,740
United Financial Bancorp, Inc.	600		8,226
UnumProvident Corp.	5,600		79,296
Wells Fargo & Co.	10,400		196,560
WSFS Financial Corp.	200		5,160
Total Financials			6,627,206

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 8.2%
Abbott Laboratories Co.	3,800		$210,671
Actelion, Ltd. (Switzerland)*	2,710		147,063
American Medical Systems Holdings, Inc. *	1,400		14,980
Amgen, Inc. *	3,600		197,460
AmSurg Corp. *	600		11,754
AstraZeneca PLC (United Kingdom)	5,673		218,605
Baxter International, Inc.	1,400		82,110
Becton, Dickinson & Co.	600		43,602
Biogen Idec, Inc. *	600		29,190
Boston Scientific Corp. *	2,200		19,514
Bristol-Myers Squibb Co.	4,400		94,204
Celgene Corp. *	1,000		52,950
Cephalon, Inc. *	1,000	[2]	77,180
Chemed Corp.	200		8,026
Conmed Corp. *	1,000		15,650
Covidien, Ltd. (Bermuda)	1,200		46,008
Cubist Pharmaceuticals, Inc. *	3,200		68,512
Eisai Co., Ltd. (Japan)	1,500		54,791
Eli Lilly & Co.	2,400		88,368
Emergency Medical Services Corp., Class A *	1,400	[2]	46,928
Emergent BioSolutions, Inc. *	400		8,772
Express Scripts, Inc. *	2,200		118,272
Facet Biotech Corp. *	1,680		10,214
Fresenius Medical Care AG (Germany)	3,483		155,801
Genentech, Inc. *	600		48,744
Gentiva Health Services, Inc. *	400		10,112
Gilead Sciences, Inc. *	2,200		111,694
GlaxoSmithKline PLC (United Kingdom)	7,600		134,041
HealthSpring, Inc. *	1,200		20,904
Hill-Rom Holdings, Inc.	800	[2]	11,264
Integra LifeSciences Holdings Corp. *	400		11,096
Invacare Corp.	800		15,248
Ipsen SA (France)	1,478		57,750
Johnson & Johnson	7,000		403,830
LHC Group, Inc. *	200		5,322
Lifepoint Hospitals, Inc. *	1,400		31,556
Maxygen, Inc.	1,000		8,560
McKesson Corp.	600		26,520
Medco Health Solutions, Inc. *	1,200		53,916
Medtronic, Inc.	2,600		87,074
Merck & Co., Inc.	3,600		102,780
Merck KGaA (Germany)	305		25,822
Meridian Bioscience, Inc.	600		12,756
Novartis AG (Switzerland)	2,320		95,330
Noven Pharmaceuticals, Inc. *	1,000		9,930
Omnicare, Inc.	2,800		78,288
OSI Pharmaceuticals, Inc. *	1,600		56,960
Owens & Minor, Inc.	2,600		103,402
Pain Therapeutics, Inc.	2,000		13,280
Par Pharmaceutical Co., Inc. *	800		9,848
PDL BioPharma, Inc. *	4,200		26,964
Pfizer, Inc.	16,600		242,028
Pharmerica Corp. *	800		13,152
PSS World Medical, Inc. *	800		12,704
Qiagen N.V. (Netherlands)*	4,700		79,954
RehabCare Group, Inc. *	800		11,160
Roche Holding AG (Switzerland)	1,528		214,508
Sanofi-Aventis SA (France)	9,958		560,068
Schering-Plough Corp.	4,000		70,240
St. Jude Medical, Inc. *	800		29,096
Steris Corp.	2,600		69,160
Stryker Corp.	600		25,344
Synthes, Inc. (Switzerland)	859		103,464
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	6,601		273,611
Thermo Fisher Scientific, Inc. *	1,000		35,930
UnitedHealth Group, Inc.	1,200		33,996
Universal Health Services, Inc., Class B	2,600		98,410
Valeant Pharmaceuticals International *	2,400		52,080

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 8.2% (continued)
Viropharma, Inc. *	1,000		$12,000
Wyeth	3,200		137,504
Zoll Medical Corp. *	600		9,606
Total Health Care			5,477,631
Industrials - 6.6%
3M Co.	1,600		86,064
AAON, Inc.	600		10,872
ABB, Ltd. (Switzerland)*	9,191		119,351
Acuity Brands, Inc.	2,400		64,488
AO Smith Corp.	400		10,992
Boeing Co., The	1,000		42,310
Burlington Northern Santa Fe Corp.	600		39,750
Capita Group PLC (United Kingdom)	17,395		174,900
Caterpillar, Inc.	1,400		43,190
Chart Industries, Inc. *	1,300		10,998
CSX Corp.	3,000		86,880
Danaher Corp.	600		33,558
Deutsche Lufthansa AG (Germany)	9,800		118,777
Dover Corp.	2,800		79,184
Ducommun, Inc. *	600		11,364
East Japan Railway Co. (Japan)	1,400		94,932
easyJet PLC (United Kingdom)*	51,873		223,482
Emerson Electric Co.	1,800		58,860
EnPro Industries, Inc. *	1,000		18,300
ESCO Technologies, Inc. *	200		7,088
Esterline Technologies Corp. *	600		21,654
European Aeronautic Defense and Space Co. (Netherlands)	7,810	[2]	135,935
Fanuc, Ltd. (Japan)	700		41,484
FedEx Corp.	600		30,564
Fluor Corp.	2,400		93,360
Gardner Denver, Inc. *	2,800		60,956
General Dynamics Corp.	1,800		102,114
General Electric Co.	21,616		262,202
Gibraltar Industries, Inc.	1,600		16,368
Goodrich Corp.	2,000		77,320
Gorman-Rupp Co., The	400		10,240
Hansen Transmissions International, N.V. (Belgium)*	61,881		95,220
HEICO Corp.	600	[2]	23,718
Heidrick & Struggles International, Inc.	600		9,120
Honeywell International, Inc.	1,800		59,058
Illinois Tool Works, Inc.	800		26,128
John Bean Technologies Corp.	1,200		11,640
KBR, Inc.	4,800		67,968
Kforce, Inc. *	800		5,000
Komatsu, Ltd. (Japan)	12,200		125,949
Koninklijke Phillips Electronics N.V. (Netherlands)	6,260		113,782
L-3 Communications Holdings, Inc.	200		15,804
LB Foster Co., Class A	400		10,556
Lockheed Martin Corp.	1,400		114,856
Marten Transport, Ltd. *	600		10,596
Michael Page International PLC (United Kingdom)*	42,332		133,187
Mitsubishi Corp. (Japan)	8,600		113,642
Norfolk Southern Corp.	1,000		38,360
Northrop Grumman Corp.	2,600		125,112
Pitney Bowes, Inc.	400		8,904
Raytheon Co.	1,000		50,620
Regal-Beloit Corp.	2,000		67,920
Renewable Energy Corp. (Norway)*	10,400		104,271
Robbins & Myers, Inc.	600		10,374
Ryder System, Inc.	2,400		81,072
Shaw Group, Inc., The *	3,200		88,960
Siemens AG (Germany)	3,275		184,421
SkyWest, Inc.	800		12,520
Steelcase, Inc.	1,800		7,776
Transdigm Group, Inc. *	1,800		61,344
Tyco International, Ltd. (Bermuda)	1,000		21,020
Union Pacific Corp.	1,200		52,548
United Parcel Service, Inc., Class B	1,600		67,984
United Technologies Corp.	2,400		115,176

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 6.6% (continued)
Vestas Wind Systems AS (Denmark)*	594		$28,607
Waste Management, Inc.	1,200		37,428
Waste Services, Inc. (Canada)	600		3,042
Wright Express Corp. (France)	1,131		110,497
Total Industrials			4,401,717
Information Technology - 8.9%
Accenture, Ltd. (Bermuda)	3,000		94,680
Acxiom Corp.	1,600		15,216
ADTRAN, Inc.	800		12,120
Affiliated Computer Services, Inc. *	2,200		100,892
Amkor Technology, Inc. *	8,200		19,024
Apple, Inc. *	2,000		180,260
Applied Materials, Inc.	3,200		29,984
ARM Holdings PLC (United Kingdom)*	103,117		136,360
ASML Holding, N.V. (Netherlands)	7,247		119,851
Automatic Data Processing, Inc.	1,200		43,596
Autonomy Corporation PLC (United Kingdom)*	13,544		212,979
Baidu.com, Inc. (China)*	800	[2]	103,016
Benchmark Electronics, Inc. *	1,000		11,740
Black Box Corp.	400		8,732
Cisco Systems, Inc. *	14,600		218,562
Cogent, Inc. *	1,000		11,640
Coherent, Inc. *	600		10,854
Corning, Inc.	3,800		38,418
CSG Systems International, Inc. *	800		11,600
Dell, Inc. *	4,400		41,800
Digi International, Inc. *	1,600		12,160
Dolby Laboratories, Inc. *	3,000		76,680
EarthLink, Inc. *	3,600		27,108
eBay, Inc. *	600		7,212
Ericsson LM, Class B (Sweden)*	38,702		304,534
Fidelity National Information Services, Inc.	4,600		73,186
Fiserv, Inc. *	400		12,700
Fujitsu, Ltd. (Japan)	41,000		184,306
Gartner, Inc. *	4,000		56,640
Google, Inc. *	600		203,118
Hewlett-Packard Co.	8,200		284,950
Integrated Device Technology, Inc. *	400		2,296
Intel Corp.	14,200		183,180
International Business Machines Corp.	4,200		384,930
IXYS Corp.	800		5,480
JDA Software Group, Inc. *	1,800		20,160
LDK Solar Co., Ltd., ADR (China)*	3,300	[2]	39,930
Lexmark International, Inc. *	1,000		23,680
Methode Electronics, Inc.	1,600		7,392
Microchip Technology, Inc.	400		7,588
Microsoft Corp.	19,800		338,580
Multi-Fineline Electronix, Inc. *	600		11,118
NCI, Inc., Class A *	200		6,000
NCR Corp. *	5,400		67,770
Neopost SA (France)	971		78,070
Nintendo Co., Ltd. (Japan)	600		186,009
Nokia Oyj (Finland)	12,000		147,077
Oracle Corp. *	9,600		161,568
QUALCOMM, Inc.	4,000		138,200
Research In Motion, Ltd. (Canada)*	4,900		271,460
S1 Corp. *	1,600		10,672
Samsung Electronics Co., Ltd. (South Korea)	230		79,971
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	700		123,804
SAP AG (Germany)	4,035		141,768
SeaChange International, Inc. *	1,200		7,104
Silicon Image, Inc. *	2,800		10,276
Skyworks Solutions, Inc. *	4,400		19,008
Sohu.com, Inc. *	1,600		63,280
Sybase, Inc. *	3,000		81,930
Symantec Corp. *	2,000		30,660
Symmetricom, Inc. *	1,000		3,710
Tekelec *	2,000		24,840
TeleTech Holdings, Inc. *	1,400		11,326

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 8.9% (continued)
Texas Instruments, Inc.	3,200		$47,840
TIBCO Software, Inc. *	2,800		14,980
Tokyo Electronic, Ltd. (Japan)	2,500		91,636
Toshiba Corp. (Japan)	51,000		178,051
Tyco Electronics, Ltd. (Bermuda)	1,000		14,160
Tyler Technologies, Inc. *	1,000		12,590
VeriSign, Inc. *	400		7,724
Visa, Inc., Class A	1,000		49,350
VMware, Inc. Class A *	3,000	[2]	62,100
Websense, Inc. *	800		8,960
Western Union Co., The *	1,800		24,588
Wind River Systems, Inc. *	1,400		11,158
Yahoo Japan Corp. (Japan)	174	[2]	55,207
Yahoo!, Inc. *	1,000		11,730
Total Information Technology			5,942,829
Materials - 3.9%
A. Schulman, Inc.	800		12,119
Air Products & Chemicals, Inc.	400		20,120
AK Steel Holding Corp.	3,400		27,438
Antofagasta PLC (United Kingdom)*	8,900		53,517
ArcelorMittal (Luxembourg)	5,979		133,797
Barrick Gold Corp. (Canada)	6,000		224,940
BASF SE (Germany)	8,400		243,339
Bayer AG (Germany)	2,900		153,942
BHP Billiton PLC (United Kingdom)	11,877		198,528
Compania Vale do Rio Doce, ADR (Brazil)	13,100		184,841
Compass Minerals International, Inc.	1,400		84,238
Dow Chemical Co.	2,200		25,498
E.I. du Pont de Nemours & Co.	2,200		50,512
FMC Corp.	1,800		80,316
GMK Norilsk Nickel, ADR (Russia)	21,594		90,695
Innophos Holdings, Inc.	1,200		18,156
Mitsubishi Chemical Holdings Corp. (Japan)	29,000		118,856
Monsanto Co.	1,200		91,272
Mosaic Co., The	200		7,134
Newmont Mining Ltd.	800		31,824
Potash Corp. of Saskatchewan, Inc. (Canada)	2,300		172,178
Praxair, Inc.	600		37,356
Rio Tinto PLC (United Kingdom)	7,043		151,352
Salzgitter AG (Germany)	1,693		122,685
Shin-Etsu Chemical Co., Ltd. (Japan)	1,900		88,897
Stepan Co.	200		7,338
Stora Enso Oyj (Finland)	5,300		32,296
Svenska Cellulosa AB (Sweden)	11,000		85,825
Syngenta AG (Switzerland)	166		32,103
U.S. Steel Corp.	2,000		60,060
Total Materials			2,641,172
Telecommunication Services - 3.8%
American Tower Corp., Class A *	400		12,136
AT&T, Inc.	13,800		339,756
BCE, Inc. (Canada)	6,000		122,862
China Mobile, Ltd. (Hong Kong)	13,500		121,524
Embarq Corp.	3,000		107,160
France Telecom SA (France)	4,700		105,322
MetroPCS Communications, Inc. *	600		8,154
Nippon Telegraph & Telephone Corp. (Japan)	3,500		169,512
Premiere Global Services, Inc. *	1,400		13,566
Royal KPN NV (Netherlands)	20,888		278,029
Softbank Corp. (Japan)	11,900		183,959
Syniverse Holdings, Inc. *	2,200		29,832
Telecom Italia S.p.A. (Italy)	193,700		217,457
Telefonica S.A. (Spain)	5,600		99,281
Telephone & Data Systems, Inc.	200		6,102
Verizon Communications, Inc.	7,000		209,090
Vodafone Group PLC (United Kingdom)*	290,973		540,428
Total Telecommunication Services			2,564,170
Utilities - 1.8%
American Electric Power Co., Inc.	800		25,079
Atmos Energy Corp.	1,200		29,459

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Utilities - 1.8% (continued)
CH Energy Group, Inc.	200	$10,116
Consolidated Edison, Inc.	600	24,450
DTE Energy Co.	3,000	103,500
Duke Energy Corp.	3,000	45,450
E.ON AG (Germany)	5,400	173,939
Entergy Corp.	400	30,544
Exelon Corp.	800	43,376
FirstEnergy Corp.	2,200	109,978
Fortum Oyj (Finland)	2,322	45,301
FPL Group, Inc.	1,000	51,550
New Jersey Resources Corp.	1,000	40,090
NSTAR	200	6,764
PG&E Corp.	800	30,936
Pinnacle West Capital Corp.	2,400	80,328
PPL Corp.	800	24,528
Progress Energy, Inc.	600	23,232
Public Service Enterprise Group, Inc.	1,200	37,884
Sempra Energy	600	26,304
Southern Co., The	3,000	100,350
UGI Corp.	3,600	91,332
UIL Holdings Corp.	800	21,144
Total Utilities		1,175,634
Total Common Stocks (cost $58,599,820)		42,899,595
Total Warrants - 0.4%
AU Optronics Corp., 0.00001, 01/17/12 (Luxembourg) (a)	183,500	125,331
United Microelectronics Corp., 0.000001, 01/24/17 (Luxembourg) (a)	631,528	136,852
Total Warrants (cost $670,112)		262,183
Other Investment Companies - 34.3%
Managers Global Bond Fund (cost $28,173,136)	1,377,612	22,909,696
Short-Term Investments - 2.6%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	865,057	865,057
BNY Institutional Cash Reserves Fund, Series B*[3,4]	103,687	13,738
BNY Institutional Cash Reserves Fund, Series C*[3,5]	89,235	89,235
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[12]	787,470	787,470
Total Short-Term Investments (cost $1,845,449)		1,755,500
Total Investments - 101.5% (cost $89,288,517)		67,826,974
Other Assets, less Liabilities - (1.5)%		(994,696)
Net Assets - 100.0%		$66,832,278

Managers Small Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 10.9%
American Public Education, Inc.*	16,100		$630,476
Arbitron, Inc.	17,100		256,842
Capella Education Co.*	14,800		818,884
Corinthian Colleges, Inc.*	36,400		679,952
FGX International Holdings, Ltd.*	23,600		292,640
Gaylord Entertainment Co., Class A*	18,400		195,040
Hibbett Sports, Inc.*	14,600		198,706
Iconix Brand Group, Inc.*	26,600		219,982
Monro Muffler Brake, Inc.	21,000		509,670
Orient-Express Hotels, Ltd.	11,300		71,416
Pool Corp.	21,550		341,568
RRSat Global Communications Network, Ltd.	27,900		367,722
Total Consumer Discretionary			4,582,898
Consumer Staples - 3.4%
Chattem, Inc.*	9,000	[2]	608,400
Herbalife, Ltd.	15,900		326,109
Smart Balance, Inc.*	43,000		312,610
United Natural Foods, Inc.*	12,900		200,466
Total Consumer Staples			1,447,585
Energy - 7.6%
Approach Resources, Inc.*	33,900		233,910
Arena Resources, Inc.*	26,700		650,412
Cal Dive International, Inc.*	43,500		275,790
Concho Resources, Inc.*	29,100		733,902
Exterran Holdings, Inc.*	14,200	[2]	314,672
NATCO Group, Inc.*	21,800		373,434
Quicksilver Resources, Inc.*	47,000		325,710
T-3 Energy Services, Inc.*	21,900		279,225
Total Energy			3,187,055
Financials - 7.7%
Amerisafe, Inc.*	16,500		309,045
Argo Group International Holdings, Ltd.*	21,974		683,611
Assured Guaranty, Ltd.	18,800		143,444
Bank of Florida Corp.*	10,000		30,900
Cohen & Steers, Inc.	13,800		149,040
Evercore Partners, Inc., Class A	22,400		251,552
Jefferies Group, Inc.	15,300		176,562
National Financial Partners Corp.	33,100		85,067
optionsXpress, Inc.	38,700		421,443
Portfolio Recovery Associates, Inc.*	17,800		419,902
Resource America, Inc.	3,200		13,056
Safety Insurance Group, Inc.	14,100		493,782
Webster Financial Corp.	13,200		55,176
Total Financials			3,232,580
Health Care - 13.8%
Align Technology, Inc.*	41,100		323,868
American Dental Partners, Inc.*	31,650		212,372
AtriCure, Inc.*	39,900		53,865
BioMarin Pharmaceutical, Inc.*	27,500		529,650
Bio-Rad Laboratories, Inc.*	11,080		704,023
CardioNet, Inc.*	11,500		260,820
Catalyst Health Solutions, Inc.	21,000		462,420
Haemonetics Corp.*	14,400		851,760
Magellan Health Services, Inc.*	21,200		767,864
MedAssets, Inc.*	41,500		604,240
Sepracor, Inc.*	14,600		221,920
United Therapeutics Corp.*	3,500		237,825
Volcano Corp.*	25,000		326,750
WellCare Health Plans, Inc.*	19,000		280,820
Total Health Care			5,838,197

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 22.0%
Advisory Board Co., The*	14,300		$250,250
American Reprographics Co.*	26,200		159,296
Clean Harbors, Inc.*	11,900		636,769
Columbus McKinnon Corp.*	27,200		345,984
Corporate Executive Board Co.	16,200		327,240
CoStar Group, Inc.*	16,400		485,768
Duff & Phelps Corp., Class A*	9,800		140,042
Genesee & Wyoming, Inc., Class A*	10,600		288,002
Hub Group, Inc.*	19,400		440,380
Huron Consulting Group, Inc.*	10,900		544,782
Interline Brands, Inc.*	40,000		320,000
Middleby Corp., The*	9,100		210,756
Mobile Mini, Inc.*	35,900		453,776
On Assignment, Inc.*	77,000		356,510
Orbital Sciences Corp.*	32,200		539,994
RBC Bearings, Inc.*	16,500		301,620
Regal-Beloit Corp.	14,000		475,440
Resources Connection, Inc.*	40,900		591,823
Stanley, Inc.*	13,100		396,406
Stericycle, Inc.*	7,700		376,684
Transdigm Group, Inc.*	20,800		708,864
UTi Worldwide, Inc.	36,900		404,424
Watsco, Inc.	15,500	[2]	512,275
Total Industrials			9,267,085
Information Technology - 30.2%
Advanced Analogic Technologies, Inc.*	114,700		345,247
Alvarion, Ltd.*	56,900		187,201
Atheros Communications, Inc.*	22,200		266,622
Blackboard, Inc.*	11,100		282,051
Cognex Corp.	27,500		359,150
CommVault Systems, Inc.*	29,400		390,138
Constant Contact, Inc.*	24,500		374,115
CPI International, Inc.*	44,200		339,014
CyberSource Corp.*	22,039		262,925
DealerTrack Holdings, Inc.*	37,000		421,430
Global Payments, Inc.	32,400		1,124,604
Hittite Microwave Corp.*	17,700		453,474
Informatica Corp.*	41,400		528,264
J2 Global Communications, Inc.*	38,400		751,872
Jack Henry & Associates, Inc.	38,500		685,300
Monolithic Power Systems, Inc.*	42,800		520,020
Monotype Imaging Holdings, Inc.*	28,600		168,740
Netezza Corp.*	42,800		259,796
Power Integrations, Inc.*	22,800		443,916
SkillSoft PLC*	102,700		729,170
Solera Holdings, Inc.*	55,000		1,324,950
SRA International, Inc.*	24,700		403,351
Synaptics, Inc.*	9,100		214,487
Ultimate Software Group, Inc., The*	28,300		389,691
Varian Semiconductor Equipment Associates, Inc.*	12,200		232,288
VeriFone Holdings, Inc.*	47,000		217,610
ViaSat, Inc.*	30,500		675,880
Wright Express Corp.*	34,400		401,104
Total Information Technology			12,752,410
Telecommunication Services - 3.8%
General Communication, Inc., Class A*	47,000		308,790
NTELOS Holdings Corp.	34,400		744,416
SBA Communications Corp.*	28,400		565,160
Total Telecommunication Services			1,618,366
Total Common Stocks (cost $50,627,261)			41,926,176
Other Investment Companies - 3.6%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	951,063		951,063
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432		15,692
BNY Institutional Cash Reserves Fund, Series C*[3,5]	73,879		73,879
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[12]	457,049		457,049
Total Other Investment Companies (cost $1,600,424)			1,497,683
Total Investments - 103.0% (cost $52,227,685)			43,423,859
Other Assets, less Liabilities - (3.0)%			(1,234,913)
Net Assets - 100.0%			$42,188,946

Managers Fremont Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 9.9%
Ambassadors Group, Inc.	67,056	$554,553
American Public Education, Inc.*	23,425	917,322
AnnTaylor Stores Corp.*	23,400	115,128
BJ’s Restaurants, Inc.*	54,305	602,786
Buffalo Wild Wings, Inc.*	26,495	595,078
Cache, Inc.*	130,200	243,474
California Pizza Kitchen, Inc.*	20,300	210,308
Capella Education Co.*	2,735	151,328
Christopher & Banks Corp.	24,800	96,224
Citi Trends, Inc.*	56,988	543,096
Core-Mark Holding Co., Inc.*	8,000	146,720
CSS Industries, Inc.	9,700	147,149
FGX International Holdings, Ltd.*	35,628	441,787
Grand Canyon Education, Inc.*	20,032	347,155
Hibbett Sports, Inc.*	17,000	231,370
Hooker Furniture Corp.	17,000	137,360
Jo-Ann Stores, Inc.*	8,700	111,099
K12, Inc.*	18,400	293,848
Kenneth Cole Productions, Inc.	28,707	183,438
Learning Tree International, Inc.*	13,600	119,408
Lincoln Educational Services Corp.*	11,100	162,282
Lululemon Athletica, Inc.*	26,800	182,240
Maidenform Brands, Inc.*	29,000	259,550
Marine Products Corp.	28,087	105,045
McCormick & Schmick's Seafood Restaurants, Inc.*	43,100	152,143
Midas, Inc.*	16,600	145,250
Monro Muffler Brake, Inc.	27,700	672,279
Morton’s Restaurant Group, Inc.*	24,100	43,380
Movado Group, Inc.	26,400	202,752
Peet’s Coffee & Tea, Inc.*	15,000	304,800
Pinnacle Entertainment, Inc.*	61,233	415,160
RC2 Corp.*	6,225	36,167
Rentrak Corp.*	8,600	106,640
Stamps.com, Inc.*	9,900	80,982
Steiner Leisure, Ltd.*	16,620	414,336
Steinway Musical Instruments, Inc.*	7,800	90,168
Texas Roadhouse, Inc., Class A*	21,820	166,487
The Finish Line, Inc., Class A	20,900	99,275
True Religion Apparel, Inc.*	20,400	232,764
Universal Electronics, Inc.*	13,100	147,768
Westport Innovations, Inc.*	49,200	259,284
Zumiez, Inc.*	29,700	212,355
Total Consumer Discretionary		10,679,738
Consumer Staples - 3.1%
Boston Beer Co., Inc.*	19,000	479,560
Elizabeth Arden, Inc.*	15,800	92,114
Green Mountain Coffee Roasters, Inc.*	14,150	541,379
Inter Parfums, Inc.	6,300	38,052
J&J Snack Foods Corp.	7,400	258,334
Lance, Inc.	6,800	128,044
Nutraceutical International Corp.*	7,400	64,676
Rocky Mountain Chocolate Factory, Inc.	9,000	57,870
Smart Balance, Inc.*	167,832	1,220,139
Zhongpin, Inc.*	50,200	520,574
Total Consumer Staples		3,400,742
Energy - 4.1%
Bolt Technology Corp.*	10,500	81,375
Brigham Exploration Co.*	52,295	130,738
Carrizo Oil & Gas, Inc.*	32,690	453,083
Clean Energy Fuels Corp.*	26,100	180,612
Complete Production Services, Inc.	11,800	75,638
Dawson Geophysical Co.*	6,900	109,917
Goodrich Petroleum Corp.*	5,400	156,060
Gulf Island Fabrication, Inc.	20,500	258,095
James River Coal Co.*	23,150	313,914

Managers Fremont Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Energy - 4.1% (continued)
Mitcham Industries, Inc.*	15,000	$54,300
Natural Gas Services Group, Inc.*	26,800	229,140
Northern Oil & Gas, Inc.*	85,795	271,112
PetroQuest Energy, Inc.*	62,320	394,486
RPC, Inc.	70,192	522,228
Superior Well Services, Inc.*	9,000	82,710
T-3 Energy Services, Inc.*	15,700	200,175
Tetra Technologies, Inc.*	60,000	311,400
TGC Industries, Inc.*	65,094	148,414
Union Drilling, Inc.*	50,500	231,290
VAALCO Energy, Inc.*	37,000	277,870
Total Energy		4,482,557
Financials - 10.6%
Abington Bancorp, Inc.	19,400	136,770
American Physicians Capital, Inc.	6,900	293,388
Amerisafe, Inc.*	14,606	273,570
Associated Estates Realty Corp.	18,500	137,270
Baldwin & Lyons, Inc.	3,700	62,123
Bancorp Rhode Island, Inc.	22,397	439,429
Bank of the Ozarks, Inc.	13,732	311,579
Berkshire Hills Bancorp, Inc.	4,900	115,248
Bryn Mawr Bank Corp.	17,950	333,511
Center Financial Corp.	16,400	78,720
Columbia Banking Systems	32,936	293,130
Community Trust Bancorp, Inc.	8,700	243,339
Cowen Group, Inc.*	71,759	412,614
Danvers Bancorp, Inc.	33,509	421,878
DiamondRock Hospitality Co.	34,800	142,680
Donegal Group, Inc.	43,972	616,487
Eastern Insurance Holdings, Inc.	17,700	184,965
Financial Institutions, Inc.	51,755	432,672
First Bancorp	5,500	79,145
First Cash Financial Services, Inc.*	15,400	259,028
First Community Bancshares, Inc.	9,175	157,902
First Financial Holdings, Inc.	14,373	217,607
Flushing Financial Corp.	14,600	115,632
Hallmark Financial Services, Inc.*	17,700	136,998
Iberia Bank Corp.	16,536	700,962
Independent Bank Corp. (MA)	8,700	161,298
Kite Realty Group Trust	14,200	65,746
Lakeland Bancorp, Inc.	19,400	151,514
Legacy Bancorp, Inc.	59,693	597,527
Meadowbrook Insurance Group, Inc.	45,000	273,150
Mission West Properties, Inc.	11,900	82,943
OceanFirst Financial Corp., Inc.	54,192	694,741
Penson Worldwide, Inc.*	76,812	459,336
Pinnacle Financial Partners, Inc.*	13,552	320,234
Ramco-Gershenson Properties Trust	12,800	62,976
S.Y. Bancorp, Inc.	10,200	232,356
SCBT Financial Corp.	4,566	122,643
SeaBright Insurance Holdings, Inc.*	27,100	281,027
Shore Bancshares, Inc.	3,400	58,548
Simmons First National Corp., Class A	8,400	206,976
Smithtown Bancorp, Inc.	19,246	265,210
Southside Bancshares, Inc.	12,650	240,603
Sun Communities, Inc.	5,700	68,400
Texas Capital Bancshares, Inc.*	20,500	231,445
Washington Trust Bancorp, Inc.	8,400	137,424
WSFS Financial Corp.	6,100	157,380
Total Financials		11,468,124
Health Care - 22.4%
Abiomed, Inc.*	23,100	311,619
Acorda Therapeutics, Inc.*	16,800	412,104
Almost Family, Inc.*	3,635	112,103
American Caresource Holdings, Inc.*	27,720	192,654
Array BioPharma, Inc.*	71,400	285,600

Managers Fremont Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 22.4% (continued)
athenahealth, Inc.*	17,825	$643,126
Bio-Reference Laboratories, Inc.*	82,803	2,020,393
CardioNet, Inc.*	54,785	1,242,524
Cutera, Inc.*	14,000	93,940
DexCom, Inc.*	56,500	182,495
eResearch Technology, Inc.*	52,600	304,554
Eurand N.V.*	56,103	673,236
Exactech, Inc.*	64,473	821,386
Genomic Health, Inc.*	22,100	472,940
Genoptix, Inc.*	20,485	694,442
Hanger Orthopedic Group, Inc.*	78,458	1,070,952
Hansen Medical, Inc.*	23,900	108,028
Harvard Bioscience, Inc.*	135,200	347,464
HMS Holdings Corp.*	69,190	2,141,430
Home Diagnostics, Inc.*	15,730	109,795
Insulet Corp.*	28,600	227,084
IPC The Hospitalist Co., Inc.*	26,200	501,468
Landauer, Inc.	3,600	246,888
LHC Group, Inc.*	21,980	584,888
Luminex Corp.*	7,130	145,238
MedAssets, Inc.*	22,500	327,600
Medical Action Industries, Inc.*	26,100	224,460
MEDTOX Scientific, Inc.*	110,540	700,824
Merit Medical Systems, Inc.*	62,033	954,688
Micrus Endovascular Corp.*	37,390	421,759
MWI Veterinary Supply, Inc.*	53,300	1,115,569
Neogen Corp.*	32,136	840,999
Obagi Medical Products, Inc.*	21,100	141,159
Phase Forward, Inc.*	72,180	974,430
Psychemedics Corp.	48,447	330,409
Res-Care, Inc.*	22,800	308,940
RTI Biologics, Inc.*	15,828	38,779
Somanetics Corp.*	18,200	266,448
U.S. Physical Therapy, Inc.*	109,899	1,340,768
VNUS Medical Technologies, Inc.*	58,833	941,916
Volcano Corp.*	59,475	777,338
Wright Medical Group, Inc.*	20,400	423,096
Young Innovations, Inc.	4,300	66,392
Zoll Medical Corp.*	7,000	112,070
Total Health Care		24,253,995
Industrials - 20.7%
Aaon, Inc.	12,300	222,876
AeroVironment, Inc.*	10,686	396,023
Alamo Group, Inc.	10,600	133,030
Altra Holdings, Inc.*	34,058	239,428
American Ecology Corp.	11,200	223,440
Ameron International Corp.	4,700	234,295
Apogee Enterprises, Inc.	27,800	284,950
Applied Signal Technology, Inc.	8,300	145,582
AZZ, Inc.*	37,585	841,904
Barrett Business Services, Inc.	20,737	204,052
Cascade Corp.	7,700	176,253
CBIZ, Inc.*	36,800	299,184
Celadon Group, Inc.*	30,500	238,510
Chart Industries, Inc.*	15,100	127,746
Colfax Corp.*	44,000	401,280
Columbus McKinnon Corp.*	18,300	232,776
Courier Corp.	12,800	201,088
Ducommun, Inc.*	15,500	293,570
DXP Enterprises, Inc.*	51,255	696,043
Dynamex, Inc.*	11,500	127,420
Energy Recovery, Inc.*	25,000	156,250
EnerNOC, Inc.*	66,000	689,040
Exponent, Inc.*	53,481	1,311,353
GP Strategies Corp.*	176,833	691,417
Great Lakes Dredge & Dock Corp.	211,315	705,792

Managers Fremont Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 20.7% (continued)
Hexcel Corp.*	49,000	$406,210
Hill International, Inc.*	156,520	860,860
II-VI, Inc.*	26,583	500,558
Kimball International, Inc., Class B	10,800	74,412
Knight Transportation, Inc.	33,387	445,383
LaBarge, Inc.*	144,132	1,595,540
LMI Aerospace, Inc.*	61,023	688,950
LSI Industries, Inc.	40,900	186,095
Lydall, Inc.*	12,200	45,018
Marten Transport, Ltd.*	42,717	754,382
Multi-Color Corp.	87,697	964,667
MYR Group, Inc.*	31,400	452,160
Old Dominion Freight Line, Inc.*	16,350	410,058
On Assignment, Inc.*	56,000	259,280
Raven Industries, Inc.	29,618	645,969
RBC Bearings, Inc.*	16,800	307,104
Saia, Inc.*	26,300	281,147
Spherion Corp.*	22,300	31,889
Standard Parking Corp.*	64,072	1,226,338
Sterling Construction, Inc.*	46,081	825,772
Sun Hydraulics Corp.	10,000	154,000
Sykes Enterprises, Inc.*	15,000	250,650
Team, Inc.*	14,970	295,658
Titan International, Inc.	32,943	255,638
Titan Machinery, Inc.*	33,689	341,943
Universal Truckload Services, Inc.*	9,100	112,476
Vitran Corp., Inc., Class A*	113,203	524,130
Volt Information Sciences, Inc.*	25,200	134,316
Wabash National Corp.	24,974	70,427
Total Industrials		22,374,332
Information Technology - 22.2%
3PAR, Inc.*	122,983	1,044,126
Actuate Corp.*	62,700	223,212
Anaren Microwave, Inc.*	11,900	140,658
Aruba Networks, Inc.*	118,300	315,861
Bankrate, Inc.*	16,700	557,112
Bel Fuse, Inc.	17,100	260,604
Cavium Networks, Inc.*	33,600	305,760
CommVault Systems, Inc.*	30,000	398,100
Compellent Technologies, Inc.*	75,175	909,618
comScore, Inc.*	33,000	416,130
Constant Contact, Inc.*	33,492	511,423
CTS Corp.	46,300	237,982
CyberSource Corp.*	95,625	1,140,806
Data Domain, Inc.*	24,355	317,102
DemandTec, Inc.*	95,755	641,558
DG FastChannel, Inc.*	33,650	487,588
Digi International, Inc.*	27,728	210,733
Double-Take Software, Inc.*	24,300	183,951
DTS, Inc.*	22,920	311,712
EMS Technologies, Inc.*	50,134	1,203,215
Forrester Research, Inc.*	41,271	861,738
Gerber Scientific, Inc.*	58,300	183,062
GSI Commerce, Inc.*	36,200	310,234
Hittite Microwave Corp.*	10,000	256,200
Infinera Corp.*	12,800	87,808
IPG Photonics Corp.*	11,200	107,632
IXYS Corp.	17,200	117,820
LoJack Corp.*	61,500	233,700
Mellanox Technologies, Ltd.*	91,727	793,439
MercadoLibre, Inc.*	15,500	207,855
Methode Electronics, Inc.	8,500	39,270
Monolithic Power Systems, Inc.*	28,000	340,200
MSC Software Corp.*	44,500	258,990
MTS Systems Corp.	12,800	335,232
Multi-Fineline Electronix, Inc.*	6,600	122,298

Managers Fremont Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 22.2% (continued)
NCI, Inc., Class A*	22,106	$663,180
Netezza Corp.*	91,315	554,282
Netgear, Inc.*	22,800	253,536
NetLogic Microsystems, Inc.*	21,000	445,410
Netscout Systems, Inc.*	17,035	242,238
NetSuite, Inc.*	27,900	195,300
Neutral Tandem, Inc.*	40,640	643,738
Online Resources Corp.*	103,140	325,922
Palm, Inc.*	22,904	175,674
PC Connection, Inc.*	31,500	154,035
PC-Tel, Inc.*	24,600	158,916
PDF Solutions, Inc.*	203,500	303,215
QAD, Inc.	30,200	77,312
Quality Systems, Inc.	4,800	178,944
Rackspace Hosting, Inc.*	48,400	237,160
Renaissance Learning, Inc.	6,900	49,887
Rimage Corp.*	9,500	124,545
Riverbed Technology, Inc.*	47,300	480,095
Silicon Image, Inc.*	36,200	132,854
SonicWALL, Inc.*	54,900	193,248
Spectrum Control, Inc.*	40,900	296,116
Standard Microsystems Corp.*	8,700	120,495
Starent Networks Corp.*	30,800	452,760
Super Micro Computer, Inc.*	11,900	62,713
Supertex, Inc.*	37,350	847,472
Switch and Data Facilities Co., Inc.*	86,925	598,044
Symmetricom, Inc.*	36,192	134,272
Synaptics, Inc.*	18,350	432,510
TESSCO Technologies, Inc.*	7,500	54,825
Tyler Technologies, Inc.*	23,400	294,606
Ultimate Software Group, Inc., The*	14,800	203,796
Vocus, Inc.*	37,405	570,800
White Electronic Designs Corp.*	43,800	170,382
Zygo Corp.*	34,200	195,624
Total Information Technology		24,096,635
Materials - 2.2%
Balchem Corp.	51,938	1,159,776
Buckeye Technologies, Inc.*	66,300	193,596
Haynes International, Inc.*	13,400	244,818
ICO, Inc.*	101,000	267,650
Koppers Holdings, Inc.	12,000	194,400
Schweitzer-Mauduit International, Inc.	4,600	98,440
Universal Stainless & Alloy Products, Inc.*	11,800	171,100
Total Materials		2,329,780
Telecommunication Services - 0.4%
Cbeyond, Inc.*	10,920	171,881
D&E Communications, Inc.	9,000	62,910
Shenandoah Telecommunications Co.	8,449	205,986
Total Telecommunication Services		440,777
Utilities - 0.2%
American States Water Co.	5,700	197,049
Total Common Stocks (cost $137,220,456)		103,723,729
Other Investment Companies - 4.3%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57% (cost $4,668,056)[12]	4,668,056	4,668,056
Total Investments - 100.1% (cost $141,888,512)		108,391,785
Other Assets, less Liabilities - (0.1)%		(93,089)
Net Assets - 100.0%		$108,298,696

Managers Fremont Institutional Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 92.4%
Consumer Discretionary - 9.7%
Ambassadors Group, Inc.	12,080	$99,902
American Public Education, Inc.*	4,780	187,185
AnnTaylor Stores Corp.*	4,400	21,648
BJ’s Restaurants, Inc.*	12,480	138,528
Buffalo Wild Wings, Inc.*	4,985	111,963
Cache, Inc.*	24,465	45,750
California Pizza Kitchen, Inc.*	3,850	39,886
Capella Education Co.*	560	30,985
Christopher & Banks Corp.	4,875	18,915
Citi Trends, Inc.*	10,531	100,360
Core-Mark Holding Co., Inc.*	1,433	26,281
CSS Industries, Inc.	1,838	27,882
FGX International Holdings, Ltd.*	7,063	87,581
Grand Canyon Education, Inc.*	4,035	69,927
Hibbett Sports, Inc.*	3,400	46,274
Hooker Furniture Corp.	3,200	25,856
Jo-Ann Stores, Inc.*	1,600	20,432
K12, Inc.*	3,500	55,895
Kenneth Cole Productions, Inc.	5,403	34,525
Learning Tree International, Inc.*	2,300	20,194
Lincoln Educational Services Corp.*	1,760	25,731
Lululemon Athletica, Inc.*	5,500	37,400
Maidenform Brands, Inc.*	5,225	46,764
Marine Products Corp.	6,039	22,586
McCormick & Schmick's Seafood Restaurants, Inc.*	8,100	28,593
Midas, Inc.*	2,779	24,316
Monro Muffler Brake, Inc.	4,951	120,160
Morton’s Restaurant Group, Inc.*	4,500	8,100
Movado Group, Inc.	5,400	41,472
Peet’s Coffee & Tea, Inc.*	3,000	60,960
Pinnacle Entertainment, Inc.*	12,138	82,296
RC2 Corp.*	1,205	7,001
Rentrak Corp.*	1,445	17,918
Stamps.com, Inc.*	1,319	10,789
Steiner Leisure, Ltd.*	3,133	78,106
Steinway Musical Instruments, Inc.*	1,253	14,485
Texas Roadhouse, Inc., Class A*	4,465	34,068
The Finish Line, Inc., Class A	4,400	20,900
True Religion Apparel, Inc.*	4,200	47,922
Universal Electronics, Inc.*	2,300	25,944
Westport Innovations, Inc.*	10,400	54,808
Zumiez, Inc.*	6,075	43,436
Total Consumer Discretionary		2,063,724
Consumer Staples - 3.0%
Boston Beer Co., Inc.*	3,408	86,018
Elizabeth Arden, Inc.*	2,837	16,540
Green Mountain Coffee Roasters, Inc.*	2,900	110,954
Inter Parfums, Inc.	1,347	8,136
J&J Snack Foods Corp.	1,079	37,668
Lance, Inc.	1,413	26,607
Nutraceutical International Corp.*	1,883	16,457
Rocky Mountain Chocolate Factory, Inc.	2,004	12,886
Smart Balance, Inc.*	31,313	227,645
Zhongpin, Inc.*	9,800	101,626
Total Consumer Staples		644,537
Energy - 3.9%
Bolt Technology Corp.*	1,200	9,300
Brigham Exploration Co.*	10,695	26,738
Carrizo Oil & Gas, Inc.*	6,635	91,961
Clean Energy Fuels Corp.*	5,000	34,600
Complete Production Services, Inc.	2,500	16,025
Dawson Geophysical Co.*	1,305	20,789
Goodrich Petroleum Corp.*	1,105	31,934
Gulf Island Fabrication, Inc.	3,346	42,126

Managers Fremont Institutional Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Energy - 3.9% (continued)
James River Coal Co.*	4,735	$64,207
Mitcham Industries, Inc.*	2,450	8,869
Natural Gas Services Group, Inc.*	5,500	47,025
Northern Oil & Gas, Inc.*	17,535	55,411
PetroQuest Energy, Inc.*	11,325	71,686
RPC, Inc.	13,075	97,277
Superior Well Services, Inc.*	1,800	16,542
T-3 Energy Services, Inc.*	3,200	40,800
Tetra Technologies, Inc.*	9,250	48,008
TGC Industries, Inc.*	9,227	21,038
Union Drilling, Inc.*	9,273	42,470
VAALCO Energy, Inc.*	5,125	38,489
Total Energy		825,295
Financials - 10.2%
Abington Bancorp, Inc.	3,100	21,855
American Physicians Capital, Inc.	1,255	53,363
Amerisafe, Inc.*	2,490	46,638
Associated Estates Realty Corp.	3,443	25,547
Baldwin & Lyons, Inc.	909	15,262
Bancorp Rhode Island, Inc.	4,610	90,448
Bank of the Ozarks, Inc.	2,633	59,743
Berkshire Hills Bancorp, Inc.	950	22,344
Bryn Mawr Bank Corp.	3,350	62,243
Center Financial Corp.	2,500	12,000
Columbia Banking Systems	6,473	57,610
Community Trust Bancorp, Inc.	1,561	43,661
Cowen Group, Inc.*	14,217	81,748
Danvers Bancorp, Inc.	6,233	78,473
DiamondRock Hospitality Co.	4,900	20,090
Donegal Group, Inc.	8,556	119,955
Eastern Insurance Holdings, Inc.	2,800	29,260
Financial Institutions, Inc.	11,015	92,085
First Bancorp	800	11,512
First Cash Financial Services, Inc.*	3,028	50,931
First Community Bancshares, Inc.	1,855	31,925
First Financial Holdings, Inc.	2,475	37,472
Flushing Financial Corp.	2,648	20,972
Hallmark Financial Services, Inc.*	3,900	30,186
Iberia Bank Corp.	3,259	138,149
Independent Bank Corp. (MA)	1,465	27,161
Kite Realty Group Trust	2,700	12,501
Lakeland Bancorp, Inc.	3,926	30,662
Legacy Bancorp, Inc.	13,620	136,336
Meadowbrook Insurance Group, Inc.	7,558	45,877
Mission West Properties, Inc.	2,494	17,383
OceanFirst Financial Corp., Inc.	10,650	136,533
Penson Worldwide, Inc.*	15,865	94,873
Pinnacle Financial Partners, Inc.*	2,600	61,438
Ramco-Gershenson Properties Trust	2,400	11,808
S.Y. Bancorp, Inc.	1,940	44,193
SCBT Financial Corp.	840	22,562
SeaBright Insurance Holdings, Inc.*	4,105	42,569
Shore Bancshares, Inc.	600	10,332
Simmons First National Corp., Class A	1,500	36,960
Smithtown Bancorp, Inc.	3,302	45,502
Southside Bancshares, Inc.	2,405	45,743
Sun Communities, Inc.	1,100	13,200
Texas Capital Bancshares, Inc.*	4,200	47,418
Washington Trust Bancorp, Inc.	1,400	22,904
WSFS Financial Corp.	1,180	30,444
Total Financials		2,189,871
Health Care - 22.0%
Abiomed, Inc.*	4,000	53,960
Acorda Therapeutics, Inc.*	3,200	78,496
Almost Family, Inc.*	745	22,976

Managers Fremont Institutional Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 22.0% (continued)
American Caresource Holdings, Inc.*	5,665	$39,372
Array BioPharma, Inc.*	8,100	32,400
athenahealth, Inc.*	3,650	131,692
Bio-Reference Laboratories, Inc.*	15,721	383,592
CardioNet, Inc.*	10,870	246,532
Cutera, Inc.*	3,068	20,586
DexCom, Inc.*	10,900	35,207
eResearch Technology, Inc.*	6,900	39,951
Eurand N.V.*	11,388	136,656
Exactech, Inc.*	12,698	161,773
Genomic Health, Inc.*	4,500	96,300
Genoptix, Inc.*	4,192	142,109
Hanger Orthopedic Group, Inc.*	15,442	210,783
Hansen Medical, Inc.*	6,000	27,120
Harvard Bioscience, Inc.*	26,600	68,362
HMS Holdings Corp.*	12,955	400,957
Home Diagnostics, Inc.*	1,892	13,206
Insulet Corp.*	5,700	45,258
IPC The Hospitalist Co., Inc.*	5,300	101,442
Landauer, Inc.	571	39,159
LHC Group, Inc.*	4,417	117,536
Luminex Corp.*	1,465	29,842
MedAssets, Inc.*	4,600	66,976
Medical Action Industries, Inc.*	4,536	39,010
MEDTOX Scientific, Inc.*	21,898	138,833
Merit Medical Systems, Inc.*	13,303	204,733
Micrus Endovascular Corp.*	7,685	86,687
MWI Veterinary Supply, Inc.*	10,500	219,765
Neogen Corp.*	6,041	158,093
Obagi Medical Products, Inc.*	3,950	26,426
Phase Forward, Inc.*	14,670	198,045
Psychemedics Corp.	11,182	76,261
Res-Care, Inc.*	3,465	46,951
RTI Biologics, Inc.*	3,200	7,840
Somanetics Corp.*	3,700	54,168
U.S. Physical Therapy, Inc.*	20,917	255,187
VNUS Medical Technologies, Inc.*	11,193	179,200
Volcano Corp.*	12,188	159,297
Wright Medical Group, Inc.*	3,800	78,812
Young Innovations, Inc.	747	11,534
Zoll Medical Corp.*	1,400	22,414
Total Health Care		4,705,499
Industrials - 19.4%
Aaon, Inc.	1,850	33,522
AeroVironment, Inc.*	2,014	74,639
Alamo Group, Inc.	1,709	21,448
Altra Holdings, Inc.*	6,342	44,584
American Ecology Corp.	2,096	41,815
Ameron International Corp.	900	44,865
Apogee Enterprises, Inc.	4,545	46,586
Applied Signal Technology, Inc.	1,568	27,503
AZZ, Inc.*	7,157	160,317
Barrett Business Services, Inc.	3,110	30,602
Cascade Corp.	1,450	33,190
CBIZ, Inc.*	6,432	52,292
Celadon Group, Inc.*	4,132	32,312
Chart Industries, Inc.*	3,100	26,226
Colfax Corp.*	7,700	70,224
Columbus McKinnon Corp.*	2,725	34,662
Courier Corp.	2,697	42,370
Ducommun, Inc.*	2,900	54,926
DXP Enterprises, Inc.*	8,915	121,066
Dynamex, Inc.*	2,694	29,850
Energy Recovery, Inc.*	5,500	34,375
EnerNOC, Inc.*	6,000	62,640

Managers Fremont Institutional Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 19.4% (continued)
Exponent, Inc.*	9,890	$242,503
GP Strategies Corp.*	35,441	138,574
Great Lakes Dredge & Dock Corp.	41,892	139,919
Hexcel Corp.*	9,500	78,755
Hill International, Inc.*	30,400	167,200
II-VI, Inc.*	4,866	91,627
Kimball International, Inc., Class B	1,500	10,335
Knight Transportation, Inc.	6,558	87,484
LaBarge, Inc.*	30,478	337,392
LMI Aerospace, Inc.*	11,377	128,446
LSI Industries, Inc.	8,197	37,296
Lydall, Inc.*	3,300	12,177
Marten Transport, Ltd.*	7,474	131,991
Multi-Color Corp.	16,796	184,756
MYR Group, Inc.*	6,200	89,280
Old Dominion Freight Line, Inc.*	3,099	77,723
On Assignment, Inc.*	10,939	50,648
Raven Industries, Inc.	5,550	121,046
RBC Bearings, Inc.*	3,400	62,152
Saia, Inc.*	4,791	51,216
Spherion Corp.*	4,500	6,435
Standard Parking Corp.*	11,757	225,029
Sterling Construction, Inc.*	8,060	144,435
Sun Hydraulics Corp.	1,418	21,837
Sykes Enterprises, Inc.*	2,816	47,055
Team, Inc.*	3,050	60,238
Titan International, Inc.	6,706	52,039
Titan Machinery, Inc.*	6,713	68,137
Universal Truckload Services, Inc.*	1,900	23,484
Vitran Corp., Inc., Class A*	23,096	106,934
Volt Information Sciences, Inc.*	3,325	17,722
Wabash National Corp.	5,226	14,737
Total Industrials		4,148,616
Information Technology - 21.6%
3PAR, Inc.*	23,968	203,487
Actuate Corp.*	12,113	43,122
Anaren Microwave, Inc.*	2,400	28,368
Aruba Networks, Inc.*	13,400	35,778
Bankrate, Inc.*	3,000	100,080
Bel Fuse, Inc.	3,109	47,381
Cavium Networks, Inc.*	6,100	55,510
CommVault Systems, Inc.*	6,100	80,947
Compellent Technologies, Inc.*	14,925	180,592
comScore, Inc.*	6,721	84,752
Constant Contact, Inc.*	6,685	102,080
CTS Corp.	8,699	44,713
CyberSource Corp.*	18,840	224,761
Data Domain, Inc.*	4,985	64,905
DemandTec, Inc.*	17,806	119,300
DG FastChannel, Inc.*	6,885	99,764
Digi International, Inc.*	5,205	39,558
Double-Take Software, Inc.*	4,650	35,200
DTS, Inc.*	4,665	63,444
EMS Technologies, Inc.*	8,643	207,432
Forrester Research, Inc.*	7,922	165,411
Gerber Scientific, Inc.*	12,268	38,522
GSI Commerce, Inc.*	7,300	62,561
Hittite Microwave Corp.*	1,600	40,992
Infinera Corp.*	2,600	17,836
IPG Photonics Corp.*	2,300	22,103
IXYS Corp.	3,987	27,311
LoJack Corp.*	11,541	43,856
Mellanox Technologies, Ltd.*	17,534	151,669
MercadoLibre, Inc.*	3,000	40,230

Managers Fremont Institutional Micro-Cap Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 21.6% (continued)
Methode Electronics, Inc.	1,893	$8,746
Monolithic Power Systems, Inc.*	5,700	69,255
MSC Software Corp.*	9,443	54,958
MTS Systems Corp.	2,351	61,573
Multi-Fineline Electronix, Inc.*	800	14,824
NCI, Inc., Class A*	4,097	122,910
Netezza Corp.*	18,594	112,866
Netgear, Inc.*	4,600	51,152
NetLogic Microsystems, Inc.*	4,000	84,840
Netscout Systems, Inc.*	3,485	49,557
NetSuite, Inc.*	5,700	39,900
Neutral Tandem, Inc.*	8,315	131,710
Online Resources Corp.*	20,345	64,290
Palm, Inc.*	4,648	35,650
PC Connection, Inc.*	4,746	23,208
PC-Tel, Inc.*	4,069	26,286
PDF Solutions, Inc.*	39,453	58,785
Perfect World Co., Ltd. (ADR)*	75	1,111
QAD, Inc.	5,400	13,824
Quality Systems, Inc.	980	36,534
Rackspace Hosting, Inc.*	9,800	48,020
Renaissance Learning, Inc.	1,642	11,872
Rimage Corp.*	2,000	26,220
Riverbed Technology, Inc.*	9,100	92,365
Silicon Image, Inc.*	6,800	24,956
SonicWALL, Inc.*	9,700	34,144
Spectrum Control, Inc.*	5,139	37,206
Standard Microsystems Corp.*	1,650	22,852
Starent Networks Corp.*	5,900	86,730
Super Micro Computer, Inc.*	2,436	12,838
Supertex, Inc.*	7,037	159,670
Switch and Data Facilities Co., Inc.*	17,702	121,790
Symmetricom, Inc.*	6,800	25,228
Synaptics, Inc.*	3,774	88,953
TESSCO Technologies, Inc.*	1,100	8,041
Tyler Technologies, Inc.*	4,090	51,493
Ultimate Software Group, Inc., The*	2,800	38,556
Vocus, Inc.*	7,627	116,388
White Electronic Designs Corp.*	6,869	26,720
Zygo Corp.*	6,855	39,211
Total Information Technology		4,606,897
Materials - 2.0%
Balchem Corp.	9,889	220,821
Buckeye Technologies, Inc.*	12,439	36,322
Haynes International, Inc.*	2,700	49,329
ICO, Inc.*	12,525	33,191
Koppers Holdings, Inc.	2,400	38,880
Schweitzer-Mauduit International, Inc.	662	14,167
Universal Stainless & Alloy Products, Inc.*	1,800	26,100
Total Materials		418,810
Telecommunication Services - 0.4%
Cbeyond, Inc.*	2,235	35,179
D&E Communications, Inc.	2,000	13,980
Shenandoah Telecommunications Co.	1,588	38,715
Total Telecommunication Services		87,874
Utilities - 0.2%
American States Water Co.	1,059	36,611
Total Common Stocks (cost $25,963,774)		19,727,734
Other Investment Companies - 6.6%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57% (cost $1,404,772)[12]	1,404,772	1,404,772
Total Investments - 99.0% (cost $27,368,546)		21,132,506
Other Assets, less Liabilities - 1.0%		223,320
Net Assets - 100.0%		$21,355,826

Managers Real Estate Securities Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 92.5%
Apartments - 16.2%
Apartment Investment & Management Co.	3,460	$30,759
AvalonBay Communities, Inc.	5,580	289,100
BRE Properties, Inc.	7,350	186,617
Camden Property Trust	4,940	130,218
Education Realty Trust, Inc.	2,690	12,509
Equity Residential	10,480	250,786
Essex Property Trust, Inc.	1,580	104,359
Home Properties of NY, Inc.	3,100	111,259
Post Properties, Inc.	3,760	49,218
UDR, Inc.	8,120	95,248
Total Apartments		1,260,073
Diversified - 9.2%
Digital Realty Trust, Inc.	5,770	184,063
Equity Lifestyle Properties, Inc.	3,750	141,488
Liberty Property Trust	3,390	67,800
Vornado Realty Trust	6,330	321,627
Total Diversified		714,978
Health Care - 19.5%
HCP, Inc.	6,190	144,475
Health Care REIT, Inc.	3,340	126,285
Healthcare Realty Trust, Inc.	7,820	129,108
Medical Properties Trust, Inc.	3,800	17,290
Nationwide Health Properties, Inc.	16,740	427,372
Senior Housing Properties Trust	16,440	265,999
Ventas, Inc.	14,440	402,443
Total Health Care		1,512,972
Hotels - 1.4%
DiamondRock Hospitality Co.	4,180	17,138
Host Hotels & Resorts, Inc.	17,190	92,482
Sunstone Hotel Investors, Inc.	140	603
Total Hotels		110,223
Office Property - 15.8%
Alexandria Real Estate Equities, Inc.	2,550	151,317
Boston Properties, Inc.	7,460	323,018
Brandywine Realty Trust	16,730	99,878
HRPT Properties Trust	40,090	127,486
Kilroy Realty Corp.	13,290	303,809
Mack-Cali Realty Corp.	6,900	140,208
SL Green Realty Corp.	5,470	85,934
Total Office Property		1,231,650
Regional Malls - 9.5%
Macerich Co., The	4,330	63,824
Simon Property Group, Inc.	13,170	566,047
Taubman Centers, Inc.	5,690	112,947
Total Regional Malls		742,818
Shopping Centers - 7.9%
Acadia Realty Trust	2,150	25,091
Federal Realty Investment Trust	4,130	209,102
Kimco Realty Corp.	13,550	194,849
Regency Centers Corp.	3,830	135,199
Tanger Factory Outlet Centers, Inc.	1,750	53,025
Total Shopping Centers		617,266

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Single Tenant - 4.4%
National Retail Properties, Inc.	23,450	$338,384
Storage - 5.1%
Public Storage, Inc.	6,400	395,967
Warehouse/Industrials - 3.5%
AMB Property Corp.	5,050	81,406
DCT Industrial Trust, Inc.	16,030	58,510
First Industrial Realty Trust, Inc.	2,800	15,232
ProLogis	11,500	115,115
Total Warehouse/Industrials		270,263
Total REITs (cost $12,256,211)		7,194,594
REOCs - 5.9%
Hotels & Motels - 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,440	36,892
Marriott International, Inc.	2,270	37,024
Total Hotels & Motels		73,916
Warehouse/Industrials - 2.7%
Plum Creek Timber Co., Inc.	3,780	116,311
Rayonier, Inc.	3,180	93,619
Total Warehouse/Industrials		209,930
Wireless Equipment - 2.2%
American Tower Corp., Class A*	5,590	169,601
Total REOCs (cost $567,398)		453,447
Other Investment Companies - 1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[12] (cost $148,170)	148,170	148,170
Total Investments - 100.3% (cost $12,971,779)		7,796,211
Other Assets, less Liabilities - (0.3)%		(20,245)
Net Assets - 100.0%		$7,775,966

Managers Fremont Bond Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Corporate Bonds - 48.8%
Asset-Backed Securities - 3.6%
Amortizing Residential Collateral Trust, 0.679%, 07/25/32, (02/25/09)[10]	$77,398	$29,599
Argent Securities, Inc., 0.439%, 09/25/36, (02/25/09)[10]	72,513	71,380
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 0.449%, 11/25/36	661,229	626,045
Asset Backed Securities Corp. Home Equity, 0.439%, 11/25/36, (02/25/09)[10]	237,971	232,042
Bear Stearns Asset-Backed Securities, Inc., 0.469%, 10/25/36, (02/25/09)[10]	605,841	560,435
Countrywide Asset-Backed Certificates, 0.439%, 11/25/37, (02/25/09)[10]	709,011	662,756
EMC Mortgage Loan Trust, Class A, 0.759%, 05/25/40, (02/25/09) (a)[10]	1,151,694	919,752
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.439%, 11/25/36, (02/25/09)[10]	1,364,884	1,241,710
First NLC Trust, 0.459%, 08/25/37, (02/25/09) (a)[10]	1,451,369	1,081,775
Fremont Home Loan Trust, 0.449%, 01/25/37, (02/25/09)[10]	918,782	785,464
GSAMP Trust, Series 2006-HE7, Class A2A, 0.429%, 11/25/46, (02/25/09)[10]	1,096,388	1,016,159
HSI Asset Securitization Corp., 0.439%, 12/25/36, (02/25/09)[10]	547,630	488,630
Indymac Residential Asset Backed Trust, 0.449%, 01/25/37, (02/25/09)[10]	472,694	444,588
JPMORGAN Acquisition Corp., Class A, 0.439%, 08/25/36, (02/25/09)[10]	278,190	259,530
Lehman XS Trust, 0.459%, 05/25/46, (02/25/09)[10]	142,604	138,371
Lehman XS Trust, 0.469%, 11/25/46, (02/25/09)[10]	1,428,758	1,331,354
Long Beach Mortgage Loan Trust, 0.669%, 10/25/34, (02/25/09)[10]	55,661	24,228
Morgan Stanley ABS Capital I, 0.429%, 10/25/36, (02/25/09)[10]	369,536	345,152
Morgan Stanley ABS Capital I, 0.439%, 10/25/36, (02/25/09)[10]	277,177	262,581
Morgan Stanley Ixic Real Estate Capital Trust, 0.439%, 11/25/36, (02/25/09)[10]	575,346	542,807
Option One Mortgage Loan Trust, 0.439%, 01/25/37, (02/25/09)[10]	610,139	571,185
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.649%, 09/25/35, (02/25/09)[10]	1,587,551	1,110,696
Residential Asset Securities Corp., 0.459%, 11/25/36, (02/25/09)[10]	1,552,968	1,495,252
Saxon Asset Securities Trust, 0.449%, 11/25/36, (02/25/09)[10]	256,743	244,925
Securitized Asset Backed Receivables LLC Trust, 0.449%, 12/25/36, (02/25/09)[10]	1,062,526	917,012
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.429%, 01/25/37, (02/25/09)[10]	1,446,312	1,286,528
Structured Asset Securities Corp., 0.439%, 10/25/36, (02/25/09)[10]	1,009,394	938,583
Structured Asset Securities Corp., 0.679%, 01/25/33, (02/25/09)[10]	77,557	40,130
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	122,904	128,270
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	5,078,931	5,318,658
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	4,124,000	4,260,964
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	10,015,000	10,479,480
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	500,969	516,969
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	19,990	20,473
Total Asset-Backed Securities		38,393,484
Financials - 27.3%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	$1,615,557
American Express Bank FSB, 0.419%, 10/20/09, (02/20/09)[10]	2,300,000	2,201,323
American Express Centurion Bank, 0.406%, 06/12/09, (02/12/09)[10]	1,500,000	1,463,100
American Express Centurion Bank, Series BKNT, 0.416%, 03/23/10, (02/23/09)[10]	5,000,000	4,641,325
American Express Co., 7.000%, 03/19/18	1,000,000	995,711
American Express Credit Co., 0.466%, 11/09/09, (02/09/09)[10]	2,400,000	2,282,386
American Express Travel Related Services Co., Inc., Series EMTN, 0.613%, 06/01/11, (03/02/09)[10]	900,000	770,417
American International Group, Inc., 0.379%, 06/15/09, (02/17/09) (a)[10]	3,100,000	2,898,500
American International Group, Inc., 5.050%, 10/01/15	400,000	290,472
ANZ National Bank, Ltd., 2.428%, 08/07/09, (02/09/09) (a)[10]	2,500,000	2,498,335
ANZ National Bank, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,746,452
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11 (a)	19,000,000	19,395,960
Bank of America Corp., 6.000%,10/15/36	900,000	783,073
Bank of America Corp., 8.000%,12/29/49[9]	27,300,000	14,477,736
Bank of Ireland, 1.134%, 01/15/10, (04/15/09)[10]	7,400,000	7,052,207
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000	17,274,880
Bear Stearns Companies, Inc., The, 1.353%, 07/16/09, (04/16/09)[10]	1,600,000	1,592,298
Bear Stearns Companies, Inc., The, 1.588%, 03/30/09	2,400,000	2,393,827
Bear Stearns Companies, Inc., The, 2.263%, 08/21/09, (02/23/09)[10]	4,800,000	4,770,658
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12	5,800,000	6,085,424
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[9,11]	1,500,000	629,732
China Development Bank, 5.000%, 10/15/15	300,000	304,032
Chrysler Term Loan, 6.000%, 08/03/14	5,925,000	3,614,250
CIT Group, Inc., 2.269%, 08/17/09, (02/17/09)[10]	2,400,000	2,279,359
Citigroup Capital XXI, 8.300%, 12/21/57	1,200,000	623,220
Citigroup Funding, Inc., 1.466%, 06/26/09, (03/26/09)[10]	1,600,000	1,584,957
Citigroup Global Markets Holdings, Inc., 1.971%, 03/17/09	2,200,000	2,196,905
Citigroup, Inc., 1.496%, 12/28/09, (03/30/09)[10]	300,000	292,370
Citigroup, Inc., 5.300%, 10/17/12	200,000	182,903
Citigroup, Inc., 5.500%, 08/27/12	500,000	460,926
Citigroup, Inc., 5.850%, 07/02/13	100,000	92,236
Citigroup, Inc., 6.000%, 08/15/17	4,200,000	3,781,793
Citigroup, Inc., 6.125%, 05/15/18	800,000	727,098
Citigroup, Inc., 6.125%, 08/25/36	4,900,000	3,463,389
Citigroup, Inc., 8.400%, 04/29/49[9]	3,600,000	1,319,328
Countrywide Financial Corp., 4.476%, 11/23/10, (02/23/09)[10]	€4,000,000	4,820,425
Countrywide Financial Corp., Series MTN, 5.800%, 06/07/12	4,400,000	4,328,478
Credit Agricole (London), 2.181%, 05/28/09, (02/27/09) (a)[10]	1,900,000	1,895,417
Credit Agricole (London), 2.231%, 05/28/10, (02/27/09) (a)[10]	2,200,000	2,175,202
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000	4,793,495
Ford Motor Credit Company LLC, 5.700%, 01/15/10	1,500,000	1,271,080
Ford Motor Credit Company LLC, 7.250%, 10/25/11	200,000	142,479
Ford Motor Credit Company LLC, 7.875%, 06/15/10	2,900,000	2,396,128
Ford Motor Credit Company LLC, 8.625%, 11/01/10	700,000	559,902

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Financials - 27.3% (continued)
GAZ Capital, 6.212%, 11/22/16 (a)	$400,000		$294,000
General Electric Capital Corp., 1.189%, 10/26/09, (04/27/09)[10]	6,000,000		5,918,466
General Electric Capital Corp., 1.212%, 01/20/10, (04/20/09)[10]	3,900,000		3,827,518
General Electric Capital Corp., 1.232%, 10/21/10, (04/21/09)[10]	5,000,000		4,764,420
General Electric Capital Corp., 2.219%, 08/15/11, (02/17/09)[10]	3,600,000		3,249,540
General Electric Capital Corp., 5.500%, 09/15/67 (a)[11]	€5,500,000		3,841,155
General Electric Capital Corp., 5.875%, 01/14/38	2,300,000		1,834,749
GMAC LLC, 3.339%, 05/15/09, (02/17/09)[10]	3,200,000		2,996,000
GMAC LLC, 6.000%, 12/15/11	400,000		269,245
Goldman Sachs Group, Inc., 1.587%, 06/23/09, (03/23/09)[10]	4,300,000		4,253,788
Goldman Sachs Group, Inc., 2.229%, 11/16/09, (02/17/09)[10]	1,300,000		1,264,900
Goldman Sachs Group, Inc., 5.950%, 01/18/18	4,800,000		4,334,261
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,000,000		1,829,368
Goldman Sachs Group, Inc., 6.250%, 09/01/17	3,200,000		2,965,635
HBOS Treasury Services PLC, 1.183%, 07/17/09, (04/17/09) (a)[10]	3,600,000		3,576,211
HSBC Finance Corp., 1.192%, 10/21/09, (04/21/09)[10]	1,600,000		1,529,202
HSBC Holdings PLC, 6.500%, 05/02/36	800,000		732,101
HSBC Holdings PLC, 6.500%, 09/15/37	900,000		823,465
ICICI Bank, Ltd., 1.894%, 01/12/10, (04/12/09) (a)[10]	3,400,000		3,095,418
International Lease Finance Corp., 4.375%, 11/01/09	2,500,000		2,282,130
JPMorgan Chase & Co., 0.439%, 06/26/09, (02/26/09)[10]	1,800,000		1,791,349
JPMorgan Chase & Co., 6.000%, 10/01/17	5,800,000		5,660,145
JPMorgan Chase & Co., 6.000%, 01/15/18	1,600,000		1,609,278
JPMorgan Chase Capital XX, 6.550%, 09/29/36	400,000		303,742
KBC Bank Fund Trust II, 6.875%, 06/01/49[9,11]	€1,900,000		875,789
Key Bank N.A., 4.467%, 06/02/10, (03/02/09)[10]	2,700,000		2,592,494
Korea Development Bank, 1.565%, 04/03/10, (04/03/09)[10]	7,100,000		6,875,349
Lehman Brothers Holdings, Inc., 10/22/08*[6]	3,900,000		536,250
Lehman Brothers Holdings, Inc., 12/23/08*[6]	200,000		27,500
Lehman Brothers Holdings, Inc., 04/03/09*[6]	4,700,000		646,250
Lehman Brothers Holdings, Inc., 11/16/09*[6]	1,200,000		165,000
Lehman Brothers Holdings, Inc., 05/25/10*[6]	1,000,000		137,500
Lehman Brothers Holdings, Inc., 07/18/11*[6]	1,700,000		233,750
Lehman Brothers Holdings, Inc., 01/24/13*[6]	2,000,000		290,000
Lehman Brothers Holdings, Inc., 05/02/18*[6]	600,000		87,000
Lloyds Banking Group PLC, 5.920%, 09/29/49 (a)	400,000		80,040
Lloyds TSB Capital, 7.375%, 12/01/49[11]	€1,800,000		1,084,596
Merrill Lynch & Co., Inc., 1.359%, 07/25/11, (04/27/09)[10]	3,000,000		2,689,485
Merrill Lynch & Co., Inc., 2.223%, 08/14/09, (02/17/09)[10]	2,200,000		2,161,526
Merrill Lynch & Co., Inc., 2.290%, 12/04/09, (03/04/09)[10]	2,100,000		2,043,004
Merrill Lynch & Co., Inc., 6.875%, 04/25/18	5,000,000		4,821,635
Met Life Global Funding I, 5.400%, 05/17/10 (a)	4,100,000		3,699,512
Merrill Lynch & Co., Inc., 6.400%, 08/28/17	2,300,000		2,153,734
Metlife, Inc., 6.400%, 12/15/36	800,000		487,525
Morgan Stanley & Co., Inc., 1.184%, 01/15/10, (04/15/09)[10]	4,600,000		4,353,371
Morgan Stanley & Co., Inc., 2.498%, 02/09/09, (02/09/09)[10]	1,400,000		1,399,968
Morgan Stanley & Co., Inc., 5.950%, 12/28/17	1,800,000		1,564,155
Morgan Stanley & Co., Inc., 6.250%, 08/28/17	1,000,000		890,553
Morgan Stanley & Co., Inc., Series MTN, 4.232%, 05/14/10, (02/17/09)[10]	3,100,000		2,952,034
MUFG Capital Finance, Ltd., 6.346%, 07/29/49[11]	400,000		282,758
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)	1,500,000		1,422,988
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	181,380		152,663
Principal Life Income Funding Trust, 5.300%, 04/24/13	1,500,000		1,438,425
Principal Life Income Funding Trust, 5.550%, 04/27/15	2,300,000		2,161,814
Residential Capital LLC, 5.253%, 05/22/09, (02/23/09)[10]	2,500,000	[2]	2,062,500
Resona Bank, Ltd., 5.850%, 04/15/49 (a)[11]	500,000		267,820
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[9,11]	2,600,000		728,536
Royal Bank of Scotland Group PLC, 9.118%, 10/01/49[9]	1,000,000		365,040
Santander, 6.671%, 10/29/49 (a)[9,11]	2,100,000		1,189,230
SLM Corp., 2.196%, 03/15/11, (03/16/09)[10]	4,500,000		3,703,761
SMFG Preffered Capital, Ltd., 6.078%, 01/29/49 (a)	1,100,000		740,465
State Street Capital, 2.996%, 06/15/37, (03/16/09)[10]	300,000		102,766
State Street Capital Trust III, 8.250%, 03/15/42[9,11]	2,000,000		1,521,940
TNK-BP Finance SA, 6.125%, 03/20/12 (a)	400,000		310,000
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)	600,000		456,398
UBS AG, 5.750%, 04/25/18	1,300,000		1,148,679
UBS AG, Series DPNT, 5.875%, 12/20/17	1,400,000		1,253,521
USB Captial IX, 6.189%, 3/29/49[9,11]	300,000		126,050
Verizon Idearc Term B Loan, 2.420%, 11/17/14	223,158		77,492
Verizon Idearc Term B Loan, 3.460%, 11/17/14	4,970,842		1,726,125
Wachovia Corp., 1.224%, 10/15/11, (04/15/09)[10]	2,300,000		2,089,175
Wachovia Corp., 2.252%, 12/01/09, (03/02/09)[10]	4,500,000		4,449,303
Wachovia Corp., 5.750%, 02/01/18	4,400,000		4,337,766
Wachovia Corp., Series MTN, 1.360%, 08/01/13, (05/01/09)[10]	300,000		253,519
Wells Fargo & Co., Series K, 7.980%, 02/28/49[9,11]	21,200,000		13,161,935
Total Financials			290,813,762
Industrials - 9.2%
American International Group, Inc., 8.250%, 08/15/18 (a)	4,500,000		3,692,596
Amgen, Inc., 6.150%, 06/01/18	4,900,000		5,215,888
AstraZeneca PLC, 5.900%, 09/15/17	800,000		862,086
AstraZeneca PLC, 6.450%, 09/15/37	700,000		774,348
AT&T, Inc., 1.325%, 02/05/10	1,200,000		1,176,911
AT&T, Inc., 4.950%, 01/15/13	1,700,000		1,734,303

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 9.2% (continued)
AT&T, Inc., 5.500%, 02/01/18		$1,700,000	$1,691,780
AT&T, Inc., 6.300%, 01/15/38		1,200,000	1,176,017
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000	217,957
Comcast Corp., 5.875%, 02/15/18		600,000	591,983
Comcast Corp., 6.450%, 03/15/37		600,000	577,183
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,700,000	1,720,774
DaimlerChrysler NA Holdings, 1.634%, 08/03/09, (05/05/09)[10]		2,200,000	2,123,605
DaimlerChrysler NA Holdings, 2.346%, 03/13/09, (03/13/09)[10]		2,900,000	2,900,136
DnB NOR Bank ASA, 1.330%, 10/13/09, (04/13/09) (a)[10]		13,100,000	13,065,848
Gaz Capital SA, 8.625%, 04/28/34		5,500,000	4,599,265
General Electric Capital Corp., 1.611%, 01/08/16, (04/08/09)[10]		1,000,000	759,083
IBM Corp., 5.700%, 09/14/17		16,100,000	17,093,821
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)		1,800,000	1,682,017
Peabody Energy Corp., 7.875%, 11/01/26		700,000	598,500
Petroleos Mexicanos, 8.000%, 05/03/19 (a)		5,100,000	5,112,750
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000	1,002,409
Qwest Capital Funding, Inc., 7.250%, 02/15/11		1,813,000	1,686,090
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)		900,000	659,918
Rohm & Haas Holdings, 6.000%, 09/15/17		1,100,000	930,415
Salomon Brothers, 10.500%, 10/21/09		2,100,000	2,172,433
Sonat, Inc., 7.625%, 07/15/11		1,300,000	1,290,250
Telefonica Emisiones SAU, 1.825%, 06/19/09, (03/20/09)[10]		3,000,000	2,971,626
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000	5,223,250
Time Warner, Inc., 2.405%, 11/13/09, (02/13/09)[10]		2,000,000	1,954,380
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,135,786
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000	1,520,728
Vale Overseas, Ltd., 6.250%, 01/23/17		500,000	482,106
Vale Overseas, Ltd., 6.875%, 11/01/36		500,000	431,818
Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000	9,269,588
Total Industrials			98,097,648
Mortgage-Backed Securities - 8.3%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (02/25/09)[10]		892,140	494,511
Bank of America Funding Corp., 4.153%, 05/25/35, (07/01/09)[10]		1,347,654	1,095,387
Bear Stearns Adjustable Rate Mortgage Trust, 4.564%, 11/25/30		34,191	31,452
Bear Stearns Adjustable Rate Mortgage Trust, 5.037%, 04/25/33[11]		745,151	644,028
Bear Stearns Adjustable Rate Mortgage Trust, 5.605%, 02/25/33[11]		167,622	142,518
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.339%, 03/25/35, (03/01/09)[10]		14,242,896	12,100,212
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.870%, 03/25/35, (03/01/09)[10]		16,645,889	14,047,521
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (10/25/09)[10]		20,968,897	17,830,710
Bear Stearns Alt-A Trust, 5.366%, 05/25/35[11]		1,828,988	1,299,456
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.488%, 09/25/35[11]		886,823	489,654
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	2,065,989
Bear Stearns Mortgage Funding Trust, 0.459%, 02/25/37, (02/25/09)[10]		2,125,126	1,846,495
Citigroup Mortgage Loan Trust, Series 2005-6, Class A1, 4.050%, 08/25/35, (10/25/09)[10]		10,435,982	8,893,011
Citigroup Mortgage Loan Trust, Series 2005-11, Class 2A1, 4.700%, 12/25/35, (07/25/10)[10]		570,248	436,972
Citigroup Commercial Mortgage Trust, 0.403%, 11/15/36, (02/15/09) (a)[10]		22,615	19,741
Countrywide Alternative Loan Trust, 0.569%, 05/25/47, (02/25/09)[10]		1,659,664	690,306
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[10]		580,946	345,346
Greenpoint Mortgage Funding Trust, 0.469%, 10/25/46, (02/25/09)[10]		1,617,943	1,323,183
Greenpoint Mortgage Funding Trust, 0.469%, 01/25/47, (02/25/09)[10]		1,735,550	1,600,924
GS Mortgage Securities Corp., 0.520%, 03/06/20, (02/06/09) (a)[10]		2,303,337	1,712,267
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.243%, 11/25/35[11]		2,246,878	1,538,595
Impac Secured Assets Corp., 0.469%, 01/25/37, (02/25/09)[10]		742,700	667,367
Indymac Index Mortgage Loan Trust, 0.479%, 11/25/46, (02/25/09)[10]		933,015	856,048
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 4.880%. 01/25/36[11]		2,216,558	1,355,996
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.022%, 02/25/35[11]		1,573,238	1,287,434
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	1,346,219
Lehman Brothers Floating Rate Commercial Mortgage Trust, 0.413%, 09/15/21, (02/15/09) (a)[10]		275,211	212,658
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.599%, 02/25/36, (02/25/09)[10]		975,671	519,749
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.639%, 11/25/35, (02/25/09)[10]		266,616	190,819
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	1,961,286
Prime Mortgage Trust, 0.789%, 02/25/19, (02/25/09)[10]		60,223	57,104
Prime Mortgage Trust, 0.789%, 02/25/34, (02/25/09)[10]		356,057	311,413
Structured Asset Mortgage Investments, Inc., 0.994%, 09/19/32, (02/19/09)[10]		464,749	330,206
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.609%, 07/19/35, (02/19/09)[10]		1,101,103	828,691
Structured Asset Securities Corp., 5.057%, 10/25/35 (a)[11]		1,335,256	951,296
Structured Asset Securities Corp., 5.223%, 01/25/32		28,046	22,658
Thornburg Mortgage Securities Trust, 0.499%, 12/25/46, (02/25/09)[10]		1,442,302	1,203,153
Wachovia Bank Commercial Mortgage Trust, 0.413%, 06/15/20, (02/15/09) (a)[10]		2,547,462	1,823,416
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 0.423%, 09/15/21, (02/15/09) (a)[10]		5,651,552	3,987,649
Washington Mutual MSC Mortgage Pass-Through, 5.056%, 02/25/31		68,043	66,691
Washington Mutual, 3.253%, 11/25/42		231,571	146,799
Washington Mutual, Series 2005-AR13, Class A1A1, 4.950%, 10/25/45, (02/25/09)[10]		405,911	223,207
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36		2,484,860	1,700,938
Total Mortgage-Backed Securities			88,699,075
Utilities - 0.4%
Enel Finance International SA, 6.800%, 09/15/37 (a)		5,800,000	4,518,257
Total Corporate Bonds (cost $610,623,724)			520,522,226
Foreign Government and Agency Obligations - 0.3%
Brazil, Republic of, 10.250%, 01/10/28	R$	1,250,000	513,201
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000	300,208
Export-Import Bank of Korea, 2.293%, 06/01/09, (03/02/09)[10]		2,700,000	2,693,817
Total Foreign Government and Agency Obligations (cost $3,715,097)			3,507,226

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 130.3%
Federal Home Loan Mortgage Corporation - 22.3%
FHLMC, 0.170%, 03/27/09[7]	$3,700,000	$3,699,045
FHLMC, 0.483%, 07/15/19, (02/15/09)[10]	2,572,962	2,520,531
FHLMC, 0.483%, 08/15/19, (02/15/09)[10]	11,651,484	11,410,828
FHLMC, 0.483%, 10/15/20, (02/15/09)[10]	15,784,804	15,450,531
FHLMC, 0.563%, 02/15/19, (02/15/09)[10]	10,886,117	10,658,759
FHLMC, 0.633%, 05/15/36, (02/15/09)[10]	1,522,867	1,460,067
FHLMC, 0.833%, 09/15/30, (02/15/09)[10]	58,953	58,027
FHLMC, 4.825%, 11/01/34, (09/01/09)[10]	3,242,172	3,293,390
FHLMC, 4.875%, 06/13/18	800,000	871,230
FHLMC, 5.000%, 12/14/18 to 03/15/34	33,876,086	34,722,544
FHLMC, 5.031%, 08/01/35, (09/01/15)[10]	371,093	376,845
FHLMC, 5.376%, 07/01/30, (07/01/09)[10]	3,628	3,651
FHLMC, 5.500%, 08/01/37	3,443,265	3,526,728
FHLMC, TBA, 5.50%, 03/13/33	87,500,000	89,531,486
FHLMC, 6.000%, 02/01/16 to 09/01/16	185,889	193,867
FHLMC, 6.500%, 01/01/26 to 08/15/31	10,914,449	11,698,278
FHLMC, 7.000%, 11/15/20	28,495	29,985
FHLMC, 7.500%, 08/15/30	382,190	424,128
FHLMC Gold Pool, 4.500%, 02/01/14	220,540	224,810
FHLMC Gold Pool, 5.500%, 04/01/37 to 10/01/38	16,383,426	16,779,853
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	4,070,677	4,204,875
FHLMC Gold Pool, TBA, 6.000%, 02/01/32	26,000,000	26,832,806
FHLMC Structured Pass Through Securities, 3.456%, 02/25/45, (03/01/09)[10]	197,141	175,274
Total Federal Home Loan Mortgage Corporation		238,147,515
Federal National Mortgage Association - 85.2%
FNMA, 0.449%, 12/25/36, (02/25/09)[10]	1,024,739	908,744
FNMA, 3.455%, 07/01/44, (02/01/09)[10]	368,441	364,881
FNMA, 3.500%, 07/01/11	483,756	485,039
FNMA, 4.000%, 05/01/14	274,087	276,437
FNMA, 4.393%, 05/01/36, (02/01/09)[10]	1,768,352	1,766,235
FNMA, 4.488%, 05/01/36, (02/01/09)[10]	987,242	986,135
FNMA, 4.500%, 05/01/21	129,270	131,290
FNMA, 4.500%, TBA	6,000,000	6,084,372
FNMA, 4.664% 05/25/35	419,867	424,458
FNMA, 4.633%, 09/01/35, (09/01/10)[10]	3,680,009	3,725,752
FNMA, 4.828%, 06/01/35, (06/01/10)[10]	6,134,167	6,231,783
FNMA, 5.000%, 05/01/14 to 03/01/36	79,683,676	81,974,348
FNMA, 5.000%, TBA	137,000,000	139,113,657
FNMA, 5.066%, 05/01/35, (05/01/15)[10]	319,360	328,075
FNMA, 5.500%, 01/01/23	90,244,436	92,594,948
FNMA, 5.500%, TBA	374,900,000	383,674,391
FNMA, 6.000%, 10/01/16 to 12/01/37	46,682,078	48,201,254
FNMA, 6.000%, TBA	131,000,000	135,032,311
FNMA, 6.500%, 07/01/36 to 12/01/36	1,877,076	1,958,594
FNMA, 6.500%, TBA	37,000,000	3,847,172
FNMA Whole Loan, 6.500%, 12/25/42	350,552	360,349
FNMA, 7.200%, 05/25/23	821,123	890,754
Total Federal National Mortgage Association		909,360,979
Government National Mortgage Association - 1.3%
GNMA, 4.625%, 08/20/25, (10/01/09)[10]	28,834	28,965
GNMA, 5.125%, 11/20/24 to 11/20/29, (01/01/10)[10]	383,227	387,713
GNMA, 5.375%, 03/20/24, (04/01/09)[10]	45,674	46,352
GNMA, 5.375%, 04/20/21, (07/01/09)[10]	8,820	9,013
GNMA, 6.000%, 02/15/35 to 04/15/38	3,193,179	3,285,831
GNMA, 6.500%, 06/20/28	1,046,755	1,110,296
GNMA, 6.750%, 10/16/40	8,712,281	9,300,750
Total Government National Mortgage Association		14,168,920
United States Treasury Securities - 21.5%
U.S. Treasury Bills, 0.091%, 02/19/09[7,14]	10,310,000	10,309,474
U.S. Treasury Bills, 0.122%, 02/26/09[7,14]	12,270,000	12,268,871
U.S. Treasury Bills, 0.146%, 03/26/09[7,14]	1,980,000	1,979,564
U.S. Treasury Bills, 0.160%, 03/12/09[7,14]	11,240,000	11,238,011
U.S. Treasury Bills, 0.185%, 04/29/09[7,14]	780,000	779,648
U.S. Treasury Bills, 0.251%, 06/04/09[7,14]	880,000	879,240
U.S. Treasury Bills, 0.198%, 04/09/09[7]	2,470,000	2,469,066
U.S. Treasury Bills, 0.233%, 05/15/09[7]	90,000	89,939
U.S. Treasury Bills, 1.875%, 07/15/13	19,351,752	19,267,107
U.S. Treasury Bills, 2.375%, 01/15/25	13,653,156	13,350,233
U.S. Treasury Bills, 2.375%, 01/15/27	6,644,547	6,515,816
U.S. Treasury Notes, 1.625%, 01/15/18	3,248,832	3,173,706
U.S. Treasury Notes, 1.875%, 07/15/15	15,308,720	15,107,808
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	9,390,192	9,105,556
U.S. Treasury Inflation Indexed Bonds, 1.750%, 01/15/28	12,386,172	11,027,570
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14	5,640,341	5,613,905
U.S. Treasury Inflation Indexed Bonds, 2.000%, 07/15/14	5,513,872	5,484,582
U.S. Treasury Inflation Indexed Bonds, 2.625%, 07/15/17	1,026,230	1,072,411
U.S. Treasury Inflation Indexed Bonds, 3.000%, 07/15/12	22,120,978	22,922,887
U.S. Treasury Inflation Indexed Notes, 2.125%, 01/15/19	73,371,960	76,100,517
Total United States Treasury Securities		228,755,911
Total U.S. Government and Agency Obligations (cost $1,384,605,788)		1,390,433,325
Municipal Bonds - 3.0%
Badger Tobacco Asset Securitization Corp. (WI), 6.000%, 06/01/17	2,600,000	2,471,066

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Municipal Bonds - 3.0% (continued)
Buckeye Tobacco Settlement Financing Authority (OH), Class A-2, 5.875%, 06/01/30	$1,000,000		$638,400
Chicago Transit Authority (IL), Series A, 6.300%, 12/01/21	300,000		311,832
Chicago Transit Authority (IL), Series A, 6.899%, 12/01/40	1,600,000		1,649,808
Chicago Transit Authority (IL), Series B, 6.899%, 12/01/40	1,700,000		1,752,921
Los Angeles, CA Unified School District, Series A-1, 4.500%, 07/01/22	3,600,000		3,578,364
Los Angeles, CA Community College District, 5.000%, 08/01/33	9,000,000		8,631,990
Salt River Project Agricultural Improvement & Power District (AZ), 5.000%, 01/01/37	5,600,000		5,459,888
State of California, 5.000%, 06/01/32	6,600,000		5,997,552
State of Texas, Transportation Community Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,108,428
Truckee Meadows Water Authority (NY), 5.000%, 07/01/36	200,000		173,042
Total Municipal Bonds (cost $30,192,715)			31,773,291
	Shares
Municipal Bond Funds - 0.4%
Dreyfus Municipal Income, Inc.	37,500		286,500
DWS Municipal Income Trust	55,000	[2]	523,050
MFS Municipal Income Trust	53,800		275,456
Nuveen Performance Plus Municipal Fund	55,000		669,350
Nuveen Premium Income Municipal Fund II	55,000	[2]	627,000
Nuveen Premium Income Municipal Fund IV	55,000		558,800
Nuveen Quality Income Municipal Fund	55,000		671,550
Putnam Municipal Opportunities Trust	33,648		314,945
Van Kampen Advantage Municipal Income Trust II	61,796		552,456
Van Kampen Trust for Investment Grade Municipals	55,000		594,000
Total Municipal Bond Funds (cost $6,544,611)			5,073,108
Preferred Stocks - 1.0%
Bank of America Corp., 7.250%	9,000		4,540,500
DG Funding Trust, 3.709% (a)	573		5,758,650
Total Preferred Stocks (cost $15,037,773)			10,299,150
	Notional Amount
Options and Swaptions - 0.6%
3-Month USD-LIBOR-BBA (Call), 3.150%, 02/02/09	$110,400,000		3,332,572
3-Month USD-LIBOR-BBA (Call), 3.450%, 08/03/09	6,100,000		177,452
3-Month USD-LIBOR-BBA (Call), 3.500%, 02/02/09	72,900,000		2,701,817
3-Month USD-LIBOR-BBA (Call), 3.600%, 07/07/11	16,100,000		530,357
3-Month USD-LIBOR-BBA (Call), 3.850%, 08/03/09	3,700,000		135,376
2-Year U.S. Treasury Future (Put), $87.50, March 2009	132		2,063
5-Year U.S. Treasury Future (Put), $87.00, March 2009	397		3,102
10-Year U.S. Treasury Future (Put), $82.00, March 2009	245		3,828
Total Options and Swaptions (cost $2,276,398)			6,886,567
Short-Term Investments - 6.3%
	Shares
Other Investment Companies - 0.9%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	643,217		85,226
BNY Institutional Cash Reserves Fund, Series C*[3,5]	506,671		506,671
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[12]	8,946,296		8,946,296
Total Other Investment Companies			9,538,193
	Principal Amount
Repurchase Agreements - 5.4%
JPMorgan Chase & Co., dated 01/29/09, due 02/02/09, 0.25%, total to be received $28,800,600 (secured by $28,945,000 U.S. Treasury Bills, 0.290%, 07/02/09)	$28,800,000		28,800,000
JPMorgan Chase & Co., dated 01/30/09, due 02/03/09, 0.27%, total to be received $28,800,216 (secured by $28,945,000 U.S. Treasury Bills, 0.290%, 07/02/09)	28,800,000		28,800,000
Total Repurchase Agreements			57,600,000
Total Short-Term Investments (cost $67,696,184)			67,138,193
Total Investments - 190.7% (cost $2,120,692,290)			2,035,633,086
Other Assets, less Liabilities - (90.7)%			(968,335,067)
Net Assets - 100.0%			$1,067,298,019

Managers California Intermediate Tax-Free Fund

January 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 81.4%
Bakersfield, CA City School District, 5.250%, 11/01/21 (FSA Insured)	$110,000	$116,866
Bay Area Toll Authority, 5.000%, 04/01/09	50,000	50,350
Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,091,560
Burbank, CA Unified School District, 3.750%, 08/01/09 (MBIA Insured)	30,000	30,438
Cabrillo Community College District, 4.000%, 08/01/11 (MBIA Insured)	50,000	52,819
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,159,150
California Housing Finance Agency, 3.650%, 08/01/09	100,000	100,096
California State Department of Water Resources, 5.250%, 05/01/09 (MBIA Insured)	50,000	50,438
California State Department of Water Resources, 5.250%, 05/01/11 (FSA Insured)	25,000	26,783
California State Department of Water Resources, 5.500%, 05/01/14 (AMBAC Insured)	200,000	220,210
California State Department of Water Resources, 5.500%, 05/01/15 (AMBAC Insured)	200,000	219,948
California State Public Works Board, 5.000%, 10/01/09 (AMBAC Insured)	50,000	50,622
California State Public Works Board, 5.000%, 12/01/09 (MBIA Insured)	230,000	235,382
California State Public Works Board, 5.000%, 06/01/10	350,000	361,427
California State Public Works Board, 5.000%, 01/01/14 (AMBAC Insured)	100,000	105,507
California State Public Works Board, 5.000%, 01/01/21	1,000,000	968,990
California State Public Works Board, 5.250%, 03/01/19 (AMBAC Insured)	200,000	202,196
California State Public Works Board, 5.500%, 10/01/10	75,000	78,493
California State University, 4.000%, 11/01/10	45,000	46,524
Chabot-Las Positas Community College District, 4.000%, 08/01/09 (AMBAC Insured)	25,000	25,414
City of Bakersfield, CA, 5.000%, 09/15/19 (FSA Insured)	150,000	164,382
Claremont Unified School District, 5.000%, 08/01/09 (FSA Insured)	50,000	51,048
Contra Costa County Public Financing Authority, 5.250%, 06/01/12 (MBIA Insured)	55,000	56,429
Contra Costa Water District, 4.000%, 10/01/13 (FSA Insured)	75,000	79,855
East Bay Municipal Utility District, 4.500%, 06/01/09	50,000	50,620
East Bay Regional Park District, 4.150%, 09/01/10	50,000	52,004
Eastern Municipal Water District, Water & Sewer Revenue, 5.000%, 07/01/17 (MBIA Insured)	100,000	111,298
Eastern Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (MBIA Insured)	330,000	346,860
El Monte, CA Union High School, District Election 2002, Series B, 4.250%, 03/01/10 (MBIA Insured)	150,000	154,838
Fairfield-Suisun Unified School District, 5.250%, 01/01/16 (MBIA Insured)	125,000	137,811
Fresno, CA, Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,103,140
Jurupa Unified School District, 5.000%, 08/01/14 (MBIA Insured)	225,000	244,665
Kern, CA High School District, 5.000%, 08/01/21 (FSA Insured)	500,000	520,910
Laguna Beach, CA, 4.625%, 08/15/09	10,000	10,214
Lincoln Unified School District, 4.000%, 08/01/14 (MBIA Insured)	75,000	79,670
Long Beach, CA Harbor Revenue Refunding, Series B, 5.000%, 05/15/18 (MBIA Insured)	670,000	717,369
Los Angeles, CA County Capital Asset Leasing, 3.000%, 06/01/09	100,000	100,623
Los Angeles, CA County Metropolitan Transportation Authority, 5.000%, 07/01/10	25,000	26,358
Los Angeles, CA County Metropolitan Transportation Authority, 5.000%, 07/01/10 (FSA Insured)	50,000	52,754
Los Angeles, CA County Metropolitan Transportation Authority, 5.000%, 07/01/13 (FSA Insured)	55,000	61,879
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (MBIA Insured)	100,000	109,782
Los Angeles, CA Department of Water & Power Revenue Bond, 5.250%, 07/01/21 (FSA Insured)	750,000	776,700
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	316,566
Los Angeles, CA Department of Water & Power, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	563,397
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	296,480
Metropolitan Water District of Southern California, 4.500%, 03/01/10	70,000	72,944
Metropolitan Water District of Southern California, 5.000%, 07/01/10	300,000	316,650
Metropolitan Water District of Southern California, 5.000%, 03/01/12	25,000	27,604
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	420,888
Moreno Valley Unified School District, 4.000%, 08/01/14 (MBIA Insured)	75,000	78,578
Moulton Niguel Water District, 4.000%, 09/01/10 (AMBAC Insured)	100,000	103,701
Mount Diablo Unified School District, 4.125%, 07/01/14 (MBIA Insured)	50,000	52,899
Newhall School District, 5.250%, 05/01/10 (FSA Insured)	50,000	52,988
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	372,694
Novato, CA Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)	1,000,000	1,055,570
Orange County, CA Local Transportation Authority, 5.500%, 02/15/09 (MBIA Insured)	25,000	25,038
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (MBIA Insured)	300,000	318,609
Port of Oakland, CA, Series B, 5.000%, 11/01/16 (MBIA Insured)	255,000	278,919
Port of Oakland, CA, Series B, 5.000%, 11/01/21 (MBIA Insured)	1,000,000	1,004,140
Rancho Santiago, CA Community College District, Election 2002, Series C, 5.000%, 09/01/20 (FSA Insured)	460,000	499,813
Roseville, CA, 6.000%, 09/01/33	20,000	21,220
Roseville, CA, 6.250%, 09/01/32	35,000	37,186
Sacramento County Sanitation District, 5.200%, 12/01/11	150,000	159,778
Sacramento Municipal Utility District, 5.000%, 08/15/18 (MBIA Insured)	100,000	105,504
San Bernardino, CA Community College District, 6.250%, 08/01/23	420,000	479,056
San Bernardino, CA County Transportation Authority, 4.000%, 03/01/10 (FSA Insured)	50,000	51,682
San Bernardino, CA County Transportation Authority, 6.250%, 03/01/10 (MBIA Insured)	25,000	26,220
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	217,748
San Francisco City & County Airport Commission, 4.000%, 05/01/12 (MBIA Insured)	250,000	262,318
San Francisco City & County Airport Commission, 4.500%, 05/01/10 (MBIA Insured)	50,000	50,446
San Francisco City & County Airport Commission, 5.250%, 05/01/17 (MBIA Insured)	345,000	387,359
San Francisco City & County Airport Commission, 5.125%, 05/01/18 (MBIA Insured)	1,000,000	1,050,600
San Francisco City & County Public Utilities Commission, 5.250%, 10/01/19 (MBIA Insured)	1,145,000	1,215,486
San Francisco City & County Unified School District, 5.000%, 06/15/13 (FSA Insured)	250,000	279,825
San Francisco Community College District, 5.000%, 06/15/10 (AMBAC Insured)	50,000	52,548
San Francisco Community College District, 5.000%, 06/15/14 (AMBAC Insured)	120,000	132,980
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	530,335
San Jose-Evergreen, CA Community College District, 5.250%, 09/01/16 (AMBAC Insured)	500,000	569,735
Santa Barbara, CA Community College District, 4.000%, 08/01/10	125,000	130,500
Santa Clara Valley, CA Transportation Authority, 5.000%, 06/01/23 (MBIA Insured)	60,000	65,458

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 81.4% (continued)
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/18 (MBIA Insured)	$655,000	$705,232
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	105,376
Solano County Community College District, 4.000%, 08/01/15 (MBIA Insured)	25,000	26,800
Sonoma Valley Unified School District, 5.125%, 08/01/25 (FGIC Insured)	15,000	16,104
Southwestern Community College, 5.000%, 08/01/18 (MBIA Insured)	600,000	657,024
State of California, 3.000%, 07/01/09	50,000	50,314
State of California, 4.750%, 11/01/10	30,000	30,024
State of California, 5.000%, 09/01/10	50,000	51,724
State of California, 5.000%, 04/01/14	15,000	16,274
State of California, 5.200%, 06/01/10	50,000	50,415
State of California, 5.250%, 10/01/09	100,000	102,199
State of California, 5.250%, 02/01/15	1,000,000	1,080,790
State of California, 5.250%, 11/01/15	250,000	271,795
State of California, 6.100%, 10/01/09	1,000,000	1,026,180
State of California, 6.600%, 02/01/10 (MBIA Insured)	560,000	585,620
Tamalpais Union High School District, 4.000%, 08/01/09 (MBIA Insured)	50,000	50,605
University of California, 5.000%, 09/01/25 (FGIC Insured)	50,000	53,840
University of California Revenues, 5.000%, 09/01/11 (FSA Insured)	55,000	59,684
Woodside Elementary School District, 5.500%, 10/01/24 (MBIA Insured)	50,000	52,200
Total Municipal Bonds (cost $26,195,997)		26,878,084
Other Investment Companies - 17.5%[1]
Blackrock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.43%[12]	4,765,002	4,765,002
Fidelity California AMT Tax-Free Money Market Fund, Institutional Class Shares, 0.37%	1,003,575	1,003,575
Total Other Investment Companies (cost $5,768,577)		5,768,577
Total Investments - 98.9% (cost $31,964,574)[13]		32,646,661
Other Assets, less Liabilities - 1.1%		352,570
Net Assets - 100.0%		$32,999,231

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report. At January 31, 2009 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$59,188,550	$1,773,879	($5,558,531)	$(3,784,652)
FQ U.S. Equity	63,751,442	591,451	(14,757,593)	(14,166,142)
FQ Global Alternatives	193,049,484	32,732	(6,630,816)	(6,598,084)
Fremont Global	91,784,629	575,346	(24,533,001)	(23,957,655)
Small Cap	52,438,208	4,508,299	(13,522,648)	(9,014,349)
Fremont Micro-Cap	145,704,872	4,634,134	(41,947,221)	(37,313,087)
Fremont Institutional Micro-Cap	28,661,770	948,099	(8,477,363)	(7,529,264)
Real Estate Securities	14,192,082	2,713	(6,398,584)	(6,395,871)
Fremont Bond	2,125,187,283	24,321,633	(113,875,830)	(89,554,197)
California Intermediate Tax-Free	31,964,574	818,313	(136,226)	682,087

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$385,987	0.6%
Fremont Bond	98,531,563	9.2%

[1]	Yield shown for each investment company represents its January 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$3,009,040	5.8%
FQ U.S. Equity	1,122,443	2.3%
Fremont Global	1,022,071	1.5%
Small Cap	1,109,731	2.6%
Fremont Bond	731,481	0.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund's position in Series B is being marked to market daily.

[5]

On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund's position in Series C is being marked to market daily.

[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent or broker.

[7]	Represents yield to maturity at January 31, 2009.

[8]	Cash held as collateral for futures contracts and forward contracts in a segregated account at BNYM.

[9]	Perpetuity Bond. The date shown is the final call date.

[10]	Floating Rate Security. The rate listed is as of January 31, 2009. Date in parenthesis represents the security’s next coupon rate reset.

[11]	Variable Rate Security. The rate listed is as of January 31, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.

[12]	The Funds’ investment are covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of:

	Dreyfus Cash Management Fund	JPMorgan Liquid Assets Money Market Fund	Blackrock Liquidity Fund
FQ Tax-Managed U.S. Equity	$599,935	$0	$0
FQ Global Alternatives	7,677,578	32,419,104	0
Fremont Global	2,154,888	0	0
Small Cap	3,608,525	0	0
Real Estate Securities	595,984	0	0
Fremont Bond	794,700	0	0
California Intermediate Tax-Free	0	0	0
Fremont Micro Cap	9,181,340	0	0
Fremont Institutional Micro Cap	1,060,665	0	0

[13]

At January 31, 2009, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 98.9%. At January 31, 2009, 59.1% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: MBIA 35.5%, AMBAC 12.9%, FSA 10.4%.

[14]	Security held as collateral for swap contracts, amounting to a market value of $25,396,350, or 2.4% of net assets.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Registered	shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

AMBAC: American Municipal Bond Assurance Corp.	HKD: Hong Kong Dollar
AUD: Australian Dollar	JPY: Japanese Yen
BBA: British Banker’s Association	LIBOR: London Inter-Bank Offered Rate
CAD: Canadian Dollar	MBIA: Municipal Bond Investor Assurance Corp
EUR: Euro	MUD: Municipal Utility District
FGIC: Financial Guaranty Insurance Corp.	REIT: Real Estate Investment Trust
FHLMC: Federal Home Loan Mortgage Corp.	REOC: Real Estate Operating Company
FHLB: Federal Home Loan Bank	TBA: To Be Announced
FNMA: Federal National Mortgage Association	USD: United States Dollar
FSA: FSA Capital, Inc.
GBP: British Pound

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

A$: Australian Dollar	£: British Pound	€: Euro
R$: Brazilian Real	C: Canadian Dollar	$: U.S. Dollar

Notes to Schedules of Portfolio Investments (continued)

(15) Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2009:

	Investments in Securities	Other Financial Instruments*
FQ Tax-Managed U.S. Equity
Level 1 - Quoted Prices	$55,170,103	—
Level 2 - Other Significant Observable Inputs	233,795	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$55,403,898	—
FQ U.S. Equity
Level 1 - Quoted Prices	$49,442,277	($18,180)
Level 2 - Other Significant Observable Inputs	143,023	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$49,585,300	($18,180)
FQ Global Alternatives
Level 1 - Quoted Prices	$167,724,496	($2,235,473)
Level 2 - Other Significant Observable Inputs	18,726,904	335,084
Level 3 - Significant Unobservable Inputs	—	—
Total	$186,451,400	($1,900,389)
Fremont Global
Level 1 - Quoted Prices	$49,256,091	—
Level 2 - Other Significant Observable Inputs	18,570,883	($704)
Level 3 - Significant Unobservable Inputs	—	—
Total	$67,826,974	($704)
Small Cap
Level 1 - Quoted Prices	$43,334,288	—
Level 2 - Other Significant Observable Inputs	89,571	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$43,423,859	—
Micro-Cap
Level 1 - Quoted Prices	$108,391,785	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$108,391,785	—

Institutional Micro-Cap
Level 1 - Quoted Prices	$21,132,506	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$21,132,506	—
Real Estate Securities
Level 1 - Quoted Prices	$7,796,211	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,796,211	—
Fremont Bond
Level 1 - Quoted Prices	$24,327,545	$23,231,158
Level 2 - Other Significant Observable Inputs	2,011,305,541	(25,759,876)
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,035,633,086	($2,528,718)
California Intermediate Tax-Free
Level 1 - Quoted Prices	$5,768,577	—
Level 2 - Other Significant Observable Inputs	26,878,084	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$32,646,661	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

(16) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2009, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at January 31, 2009 is $2,250,000.

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	03/18/09	$9,746,065	$9,484,683	$261,382
Canadian Dollar	Short	03/18/09	13,833,698	13,998,241	(164,543)
Swiss Franc	Short	03/18/09	21,806,088	21,055,887	750,201
Euro Dollar	Short	03/18/09	42,884,992	42,545,721	339,271
Pound Sterling	Short	03/18/09	13,971,794	13,716,587	255,207
Japanese Yen	Short	03/18/09	15,788,256	15,836,525	(48,269)
New Zealand Dollar	Short	03/18/09	17,661,329	16,711,899	949,430
Swedish Krona	Short	03/18/09	4,636,453	4,512,678	123,775
Australian Dollar	Long	03/18/09	7,969,581	8,626,512	(656,931)
Canadian Dollar	Long	03/18/09	12,348,104	11,977,247	370,857
Swiss Franc	Long	03/18/09	18,191,293	18,020,723	170,570
Euro Dollar	Long	03/18/09	16,862,997	17,494,180	(631,183)
Pound Sterling	Long	03/18/09	5,763,825	5,653,453	110,372
Hong Kong Dollar	Long	02/02/09	23,381	23,614	(233)
Japanese Yen	Long	03/18/09	22,890,295	22,364,583	525,712
New Zealand Dollar	Long	03/18/09	11,531,247	13,121,693	(1,590,446)
Swedish Krona	Long	03/18/09	13,476,919	13,907,006	(430,087)

Total			$249,386,317	$249,051,232	$335,085

Managers Fremont Global Fund

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Canadian Dollar	Short	03/16/09	$332,139	$332,633	($494)
Canadian Dollar	Long	02/04/09	44,675	44,648	27
Danish Krone	Short	02/02/09-02/04/09	82,293	80,405	1,888
Euro	Short	02/03/09-02/04/09	184,648	183,061	1,587
Euro	Long	02/02/09	28,133	29,089	(956)
Japanese Yen	Short	02/04/09	36,256	36,222	34
Japanese Yen	Long	02/02/09-02/03/09	184,760	185,545	(785)
Norwegian Krone	Long	02/04/09	28,277	28,348	(71)
Pound Sterling	Short	02/02/09-02/04/09	189,718	192,600	(2,882)
Pound Sterling	Long	02/02/09	86,951	85,884	1,067
Swedish Krona	Short	02/02/09-02/03/09	49,749	47,956	1,793
Swedish Krona	Long	02/03/09-02/04/09	110,840	112,326	(1,486)
Swiss Franc	Short	02/04/09	37,062	37,083	(21)
Swiss Franc	Long	02/02/09-02/03/09	46,747	47,152	(405)

Total			$1,442,248	$1,442,952	($704)

Managers Fremont Bond Fund

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	02/13/09-02/26/09	$1,739,543	$1,662,079	$77,464
Brazilian Real	Short	02/03/09-06/02/09	10,018,148	10,218,334	(200,186)
Brazilian Real	Long	02/03/09	9,562,687	9,866,870	(304,183)
Chillian Peso	Short	05/14/09	408,015	421,616	(13,601)
Chillian Peso	Long	05/14/09	421,617	401,626	19,991
Chinese Yuan Renminbi	Short	07/15/09-09/08/09	10,488,677	10,577,432	(88,755)
Chinese Yuan Renminbi	Long	07/15/09-09/08/09	10,577,432	11,186,748	(609,316)
Euro	Short	02/12/09	13,973,232	13,047,564	925,668
Indian Rupee	Short	04/09/09	3,254,762	3,374,850	(120,088)
Indian Rupee	Long	04/09/09	3,374,850	3,308,300	66,550
Indonesian Rupiah	Short	03/31/09	658,665	697,506	(38,841)
Indonesian Rupiah	Long	03/31/09	697,506	765,515	(68,009)
Japanese Yen	Short	03/05/09	1,207,116	1,195,905	11,211
Japanese Yen	Long	03/05/09	1,185,336	1,133,135	52,201
Malaysian Ringgit	Short	02/12/09-04/14/09	4,015,712	4,029,696	(13,984)
Malaysian Ringgit	Long	02/12/09-04/14/09	4,029,696	4,288,223	(258,527)
Philippine Peso	Short	05/06/09-12/24/10	3,622,702	3,814,181	(191,479)
Philippine Peso	Long	02/06/09-12/24/10	3,814,180	3,879,044	(64,864)
Pound Sterling	Short	02/26/09	14,159,440	13,530,349	629,091
Russian Ruble	Short	05/06/09	2,538,569	1,582,307	956,262
Russian Ruble	Long	05/06/09	1,582,306	2,562,655	(980,349)
Singapore Dollar	Short	04/14/09-07/30/09	5,916,367	5,945,262	(28,895)
Singapore Dollar	Long	04/14/09-07/30/09	5,945,262	6,128,784	(183,522)

Total			$113,191,820	$113,617,981	($426,161)

(17) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices.

The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of January 31, 2009:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2009 amounted to $18,726,904.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Australian Dollar 10 Year Bond	AUD	1246	Short	03/16/09	($1,742,025)
SPI 200	AUD	193	Long	03/19/09	(123,585)
Canadian Dollar 10 Year Bond	CAD	921	Short	03/20/09	(904,799)
S&P/ TSE 60 Index	CAD	2	Short	03/19/09	(2,862)
CAC40 10 Index	EUR	9	Long	02/20/09	(25,651)
Amsterdam Index	EUR	123	Short	02/20/09	195,451
DAX Index	EUR	62	Long	03/20/09	(368,889)
IBEX 35 Index	EUR	122	Short	02/20/09	609,372
Euro Bond	EUR	592	Long	03/06/09	(1,326,384)
S&P/MIB Index	EUR	91	Long	03/20/09	(713,226)
British Gilt	GBP	571	Short	03/27/09	1,529,254
FTSE 100 Index	GBP	164	Long	03/20/09	(739,137)
Heng Seng Index	HKD	74	Short	02/26/09	(299,520)
Japanese Yen 10 Year Bond	JPY	583	Long	03/10/09	(43,460)
TOPIX Index	JPY	171	Short	03/12/09	565,782
S&P 500 Index	USD	119	Short	03/19/09	1,509,925
U.S. Dollar Long Bond	USD	504	Long	03/20/09	(355,719)

Total:					($2,235,473)

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2009 amounted to $77,000.

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
S&P500 Future	1	Long	03/19/09	($18,180)

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Eurodollar	3,100	Long	03/16/09-09/13/10	$16,847,088
3-Month Euro Euribor	91	Long	03/16/09-06/15/09	1,084,788
3-Month Pound Sterling	788	Long	03/16/09-06/14/10	7,006,673
5-Year U.S. Treasury Note	322	Long	03/31/09	(224,016)
10-Year U.S. Treasury Note	245	Long	03/20/09	(1,342,812)

Total				$23,371,721

(17) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap. The following Swaps were outstanding on January 31, 2009 for the Managers Fremont Bond Fund:

Pay	Receive	Counterparty	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
3-Month Australian Bank Bill Rate	Fixed Rate 7.000%	UAG	06/15/10	A$	37,500,000	$998,666
3-Month Australian Bank Bill Rate	Fixed Rate 7.500%	UAG	03/15/10	A$	2,300,000	69,820
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	MLC	06/17/11		$10,600,000	433,304
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	RYL	06/17/10		$15,800,000	390,229
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	MYC	06/17/10		$11,600,000	286,498
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	BRC	12/16/10		$2,700,000	56,007
3-Month USD-LIBOR-BBA	Fixed Rate 3.150%	RYL	12/17/10		$224,400,000	6,223,781
6-Month Australian Bank Bill Rate	Fixed Rate 7.000%	DUB	03/20/13	A$	2,200,000	166,912
6-Month Australian Bank Bill Rate	Fixed Rate 7.500%	UAG	03/15/11	A$	14,800,000	792,484
6-Month EUR-EURIBOR-Reuters	Fixed Rate 4.500%	BPS	03/18/14		€2,200,000	188,660
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	RYL	03/30/12		€1,200,000	$13,248
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	RYL	03/28/12		€1,000,000	11,621
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	GLM	03/30/12		€800,000	9,832
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	BRC	04/05/12		€400,000	4,761
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	BRC	10/15/10		€3,900,000	171,319
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	UAG	10/15/10		€1,000,000	45,626
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	FBF	06/15/09		£1,000,000	9,010
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	BRC	06/15/09		£5,000,000	45,048
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	GLM	06/15/09		£9,800,000	88,293
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	GLM	09/17/13		£500,000	64,551
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	HUS	09/17/13		£2,900,000	374,398
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£3,100,000	420,578
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£9,000,000	1,221,033

6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	RYL	03/18/14		£1,500,000	228,768
6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	GLM	03/18/14		£600,000	91,507
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	RYL	03/20/09		£4,400,000	(1,337)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	BRC	03/20/09		£4,700,000	(1,428)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	RYL	06/19/09		£6,600,000	103,000
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	GLM	06/19/09		£23,400,000	365,182
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	GLM	12/19/09		£2,400,000	112,484
Fixed Rate 0.7625%	USD Swap Spread Semi 2 YR	BPS	02/05/09		$9,700,000	49,259
Fixed Rate 3.000%	3-Month USD-LIBOR-BBA	CBK	06/17/29		$1,400,000	90,320
Fixed Rate 4.000%	3-Month USD-LIBOR-BBA	FBF	06/17/24	S	7,000,000	(492,186)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	MLC	12/15/35		£1,100,000	(2,567)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	BRC	12/15/36		£1,200,000	(77,833)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	RYL	12/15/36		£3,500,000	(227,014)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	HUS	12/15/36		£1,900,000	(123,236)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	DUB	12/15/36		£1,300,000	(84,319)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	MYC	12/17/38		$1,700,000	(520,347)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	MLC	12/17/38		$5,300,000	(1,622,259)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	CBK	12/17/38		$3,600,000	(1,101,912)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	FBF	12/17/38		$15,600,000	(4,774,951)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	RYL	12/17/38		$10,800,000	(3,305,735)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	MYC	12/17/28		$1,200,000	(282,820)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	RYL	12/17/28		$1,700,000	(400,661)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	BOA	12/17/28		$71,300,000	(16,804,197)
Fixed Rate 5.000%	6-Month GBP-LIBOR-BBA	GLM	12/19/37		£300,000	(97,646)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	GLM	12/15/36		£1,600,000	(696,976)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	RYL	12/15/36		£400,000	(174,244)
ICAP CMM FRA Fixing Rate	Fixed Rate 5.000%	MLC	02/20/09		$3,300,000	(242,662)
ICAP CMM FRA Fixing Rate	Fixed Rate 5.500%	MLC	05/21/09		$4,000,000	(531,010)
Credit Default Swaps
Federative Republic of Brazil Bond	Fixed Rate 1.520%	MYC	01/20/17		$3,000,000	(381,870)
Federative Republic of Brazil Bond	Fixed Rate 1.950%	MYC	08/20/16		$3,500,000	(336,199)
Petroleos Mexicanos Bond	Fixed Rate 0.620%	BRC	08/20/11		$3,500,000	(231,242)
Republic of Panama Bond	Fixed Rate 1.250%	JPM	01/20/17		$200,000	(31,316)
Russian Federation Bond	Fixed Rate 0.495%	BRC	08/20/11		$3,500,000	(643,457)

Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	UAG	01/02/12	R$	6,700,000	(136,713)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	BRC	01/04/10	R$	5,500,000	(47,810)
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	MLC	01/04/10	R$	3,600,000	(28,955)
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	GLM	01/04/10	R$	1,400,000	(10,784)
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	MLC	01/02/12	R$	5,800,000	(12,648)
Brazil Interbank Deposit Rate	Fixed Rate 12.410%	UAG	01/04/10	R$	2,800,000	187
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	UAG	01/02/12	R$	3,400,000	14,107
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	BRC	01/02/12	R$	3,400,000	14,107
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	MLC	01/02/12	R$	7,300,000	30,288
Brazil Interbank Deposit Rate	Fixed Rate 12.670%	MYC	01/04/10	R$	2,800,000	8,100
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	MYC	01/04/10	R$	5,000,000	16,125
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	MLC	01/04/10	R$	2,100,000	10,663
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	HUS	01/02/12	R$	300,000	7,119
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	MLC	01/02/12	R$	1,200,000	28,478

Total						($20,170,961)

BOA: Bank of America	FBF: Credit Suisse	MYC: Morgan Stanley
BPS: BNP Paribas	GLM: Goldman Sachs	RYL: Royal Bank of Scotland
BRC: Barclays Bank	HUS: HSBC Bank	UAG: Union Bank of Switzerland
CBK: Citibank	JPM: JPMorgan
DUB: Deutsche Bank	MLC: Merrill Lynch

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on January 31, 2009 for the Managers Fremont Bond Fund:

Name	Number of Contracts/Par	Exercise Price	Expiration Date	Value
Euro Dollar Future March 2009 (Put)	72	98.00	03/16/09	$13,645
Euro Dollar Future March 2009 (Put)	48	98.25	03/16/09	14,280
Euro Dollar Future March 2009 (Put)	124	98.50	03/16/09	(15,366)
Euro Dollar Future March 2009 (Put)	77	98.88	03/16/09	(29,899)
5-Year U.S. Treasury Future March 2009 (Put)	75	118.00	02/23/09	(3,148)
3-Month USD-LIBOR-BBA (Call)	1,000,000	1.80%	04/27/09	4,256
3-Month USD-LIBOR-BBA (Call)	1,500,000	2.00%	07/27/09	(2,740)
3-Month USD-LIBOR-BBA (Call)	3,000,000	2.00%	07/27/09	(6,167)
3-Month USD-LIBOR-BBA (Call)	3,000,000	2.00%	07/27/09	(5,867)
3-Month USD-LIBOR-BBA (Call)	4,000,000	2.00%	07/27/09	(7,072)
3-Month USD-LIBOR-BBA (Call)	2,500,000	2.75%	05/22/09	(12,297)
3-Month USD-LIBOR-BBA (Call)	4,500,000	2.75%	05/22/09	(23,409)
3-Month USD-LIBOR-BBA (Call)	8,000,000	2.75%	05/22/09	(33,724)
3-Month USD-LIBOR-BBA (Call)	1,000,000	3.50%	04/27/09	1,818
3-Month USD-LIBOR-BBA (Call)	500,000	3.60%	02/23/09	1,035
3-Month USD-LIBOR-BBA (Call)	14,500,000	4.25%	02/03/09	(935,234)
3-Month USD-LIBOR-BBA (Call)	1,000,000	4.40%	08/03/09	(60,601)
3-Month USD-LIBOR-BBA (Call)	1,200,000	4.55%	08/03/09	(86,764)
3-Month USD-LIBOR-BBA (Call)	17,100,000	4.60%	02/03/09	(1,453,538)

Total	62,800,396			($2,640,792)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: March 27, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: March 27, 2009